UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Vice President and Managing Counsel SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1.	Schedule of Investments.

Quarterly Report

31 May 2016

SSGA Funds

SSGA Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

State Street Disciplined Emerging Markets Equity Fund

(formerly SSGA Emerging Markets Fund)

SSGA International Stock Selection Fund

SSGA High Yield Bond Fund

SSGA Funds

Quarterly Report

May 31, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA Dynamic Small Cap Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.0%
Consumer Discretionary - 13.5%
Abercrombie & Fitch Co. Class A (a)	4,777	$95,014
AMC Entertainment Holdings, Inc. Class A	536	15,405
Bloomin’ Brands, Inc.	7,474	142,380
Boyd Gaming Corp. (a)(b)	6,936	131,160
Bright Horizons Family Solutions, Inc. (b)	1,771	114,743
Cato Corp. Class A (a)	2,890	109,386
Cavco Industries, Inc. (a)(b)	1,261	125,242
Children’s Place, Inc. (a)	1,871	131,868
Columbia Sportswear Co.	999	53,117
Cooper Tire & Rubber Co. (a)	3,385	108,760
Cooper-Standard Holding, Inc. (b)	1,496	128,581
Cracker Barrel Old Country Store, Inc. (a)	1,000	151,480
Dave & Buster’s Entertainment, Inc. (a)(b)	2,839	110,806
Denny’s Corp. (a)(b)	10,292	110,433
DineEquity, Inc.	1,305	109,698
Drew Industries, Inc.	1,259	97,396
Eldorado Resorts, Inc. (a)(b)	1,653	24,630
Entravision Communications Corp. Class A (a)	2,399	17,321
Ethan Allen Interiors, Inc. (a)	3,802	128,394
Express, Inc. (a)(b)	6,161	89,581
Genesco, Inc. (a)(b)	1,845	119,187
Haverty Furniture Cos., Inc.	317	5,893
Helen of Troy, Ltd. (a)(b)	1,217	125,144
Iconix Brand Group, Inc. (a)(b)	2,910	22,436
International Speedway Corp. Class A	3,132	103,607
Isle of Capri Casinos, Inc. (b)	1,050	16,684
K12, Inc. (b)	2,060	24,452
KB Home	8,266	115,228
Krispy Kreme Doughnuts, Inc. (a)(b)	6,428	137,431
La-Z-Boy, Inc.	4,754	125,886
MarineMax, Inc. (a)(b)	1,370	23,263
Meritage Homes Corp. (a)(b)	3,285	119,870
Metaldyne Performance Group, Inc.	2,808	45,770
Modine Manufacturing Co. (a)(b)	2,612	26,120
National CineMedia, Inc. (a)	6,971	101,777
Nutrisystem, Inc.	3,036	82,397
Pier 1 Imports, Inc. (a)	5,023	28,129
Shoe Carnival, Inc.	659	15,355
Sinclair Broadcast Group, Inc. Class A (a)	4,412	139,552
Sonic Corp. (a)	3,801	113,232
Speedway Motorsports, Inc. (a)	901	15,596
Tenneco, Inc. (b)	1,310	70,373
Texas Roadhouse, Inc. (a)	1,482	66,408
Tower International, Inc.	3,495	75,737
Unifi, Inc. (b)	448	11,258
Universal Electronics, Inc. (b)	2,094	135,963

Security Description	Shares	Value
Vail Resorts, Inc. (a)	1,488	$195,300
Vera Bradley, Inc. (a)(b)	1,399	21,433
Weight Watchers International, Inc. (a)(b)	1,782	27,015
ZAGG, Inc. (a)(b)	1,985	9,607

		4,115,498

Consumer Staples - 3.1%
B&G Foods, Inc. (a)	1,700	73,083
Casey’s General Stores, Inc. (a)	1,692	203,395
Darling Ingredients, Inc. (b)	13,563	208,192
HRG Group, Inc. (b)	3,397	44,603
Ingles Markets, Inc. Class A (a)	928	34,596
Medifast, Inc.	657	20,965
Omega Protein Corp. (a)(b)	1,982	39,125
Revlon, Inc. Class A (b)	729	22,730
Sanderson Farms, Inc. (a)	1,452	130,259
Seaboard Corp. (b)	11	33,220
SpartanNash Co.	4,134	122,821

		932,989

Energy - 1.9%
Adams Resources & Energy, Inc.	168	6,517
Archrock, Inc.	4,194	32,000
Atwood Oceanics, Inc. (a)	3,015	32,170
Bill Barrett Corp. (b)	2,865	20,370
Exterran Corp. (b)	1,680	21,050
Oasis Petroleum, Inc. (a)(b)	6,916	69,437
Par Pacific Holdings, Inc. (a)(b)	908	13,892
Parker Drilling Co. (a)(b)	7,853	17,277
Parsley Energy, Inc. Class A (a)(b)	2,915	75,994
PDC Energy, Inc. (a)(b)	1,032	59,908
Renewable Energy Group, Inc. (a)(b)	2,786	25,659
REX American Resources Corp. (a)(b)	386	22,550
RSP Permian, Inc. (a)(b)	1,825	60,097
SemGroup Corp. Class A	2,032	64,597
TETRA Technologies, Inc. (a)(b)	4,355	23,822
Western Refining, Inc.	1,958	41,588

		586,928

Financials - 24.2%
Acadia Realty Trust REIT (a)	3,359	113,870
AG Mortgage Investment Trust, Inc. REIT (a)	1,465	20,525
Alexander’s, Inc. REIT	129	47,259
Altisource Portfolio Solutions SA (b)	750	20,948
Altisource Residential Corp. REIT (a)	2,745	27,505
Ambac Financial Group, Inc. (a)(b)	7,076	116,683
American Assets Trust, Inc. REIT	2,825	113,028
AMERISAFE, Inc.	2,210	134,213
Apollo Commercial Real Estate Finance, Inc. REIT (a)	2,888	46,814
Apollo Residential Mortgage, Inc. REIT	1,212	16,314

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	1

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Argo Group International Holdings, Ltd.	2,868	$150,984
Banner Corp. (a)	1,902	84,620
Berkshire Hills Bancorp, Inc.	2,851	78,345
BGC Partners, Inc. Class A (a)	16,244	150,907
Brookline Bancorp, Inc.	7,499	87,213
Calamos Asset Management, Inc. Class A (a)	962	7,398
Cardinal Financial Corp. (a)	3,029	68,758
Central Pacific Financial Corp. (a)	1,582	37,921
Chemical Financial Corp.	2,127	83,804
Cohen & Steers, Inc. (a)	2,841	109,634
Eagle Bancorp, Inc. (a)(b)	2,419	124,554
Employers Holdings, Inc.	4,257	127,071
Enstar Group, Ltd. (a)(b)	338	52,684
EPR Properties REIT (a)	1,152	82,115
Equity One, Inc. REIT (a)	4,733	139,434
First American Financial Corp. (a)	5,406	206,725
First Citizens BancShares, Inc. Class A (a)	375	97,147
First Commonwealth Financial Corp. (a)	918	8,620
First Merchants Corp.	4,045	104,806
First Midwest Bancorp, Inc.	6,811	127,366
First NBC Bank Holding Co. (b)	403	7,524
GEO Group, Inc. REIT	4,671	155,357
German American Bancorp, Inc. (a)	361	11,621
Great Western Bancorp, Inc.	4,179	142,170
Green Dot Corp. Class A (a)(b)	5,689	125,499
Hanover Insurance Group, Inc.	680	58,942
HCI Group, Inc. (a)	947	30,067
Healthcare Realty Trust, Inc. REIT	4,373	139,018
Heritage Insurance Holdings, Inc. (a)	906	11,923
HFF, Inc. Class A (a)	4,430	142,646
Hilltop Holdings, Inc. (b)	7,069	144,490
Horace Mann Educators Corp.	1,562	53,202
Hudson Pacific Properties, Inc. REIT	2,723	76,544
Infinity Property & Casualty Corp.	987	76,917
Investment Technology Group, Inc. (a)	5,637	103,946
Investors Bancorp, Inc. (a)	6,914	82,761
KCG Holdings, Inc. Class A (b)	4,722	66,439
Lakeland Financial Corp.	737	36,165
Maiden Holdings, Ltd. (a)	7,768	101,916
MarketAxess Holdings, Inc. (a)	1,762	246,574
MBIA, Inc. (a)(b)	16,083	115,798
MGIC Investment Corp. (a)(b)	10,396	73,292
National General Holdings Corp.	1,671	34,640
National Western Life Group, Inc. Class A (a)	226	48,253
Navigators Group, Inc. (b)	1,277	116,309
Nelnet, Inc. Class A	3,025	110,957
New Residential Investment Corp. REIT (a)	12,768	173,389

Security Description	Shares	Value
NorthStar Realty Europe Corp. REIT	703	$7,909
Northwest Bancshares, Inc. (a)	9,170	135,808
OM Asset Management PLC (a)	1,177	17,867
OneMain Holdings, Inc. (a)(b)	1,828	57,143
Oritani Financial Corp.	4,485	75,124
Peoples Bancorp, Inc. (a)	389	8,399
Pinnacle Financial Partners, Inc.	1,451	71,360
Piper Jaffray Cos. (b)	636	26,858
Prosperity Bancshares, Inc.	1,548	83,360
Provident Financial Services, Inc. (a)	3,339	68,182
PS Business Parks, Inc. REIT	1,637	161,621
Pzena Investment Management, Inc. Class A	834	7,298
Radian Group, Inc.	11,464	142,268
Resource Capital Corp. REIT (a)	2,054	26,147
S&T Bancorp, Inc. (a)	2,312	59,811
Safety Insurance Group, Inc.	1,533	91,076
Select Income REIT	3,827	94,259
Selective Insurance Group, Inc.	4,044	150,235
State Auto Financial Corp. (a)	876	17,958
State Bank Financial Corp. (a)	3,006	65,350
Tompkins Financial Corp. (a)	839	55,827
Towne Bank (a)	3,067	67,014
UMB Financial Corp. (a)	2,815	162,003
Union Bankshares Corp.	1,949	52,896
United Community Banks, Inc.	5,337	107,434
United Fire Group, Inc. (a)	1,996	82,175
Walker & Dunlop, Inc. (b)	4,589	110,274
West Bancorp, Inc.	500	9,410
Westwood Holdings Group, Inc. (a)	274	15,706
Wintrust Financial Corp.	2,458	130,938
World Acceptance Corp. (a)(b)	1,446	63,161
WSFS Financial Corp.	2,646	93,854

		7,392,349

Health Care - 12.0%
ACADIA Pharmaceuticals, Inc. (a)(b)	1,006	35,643
Achillion Pharmaceuticals, Inc. (b)	1,727	16,147
Acorda Therapeutics, Inc. (a)(b)	579	16,473
Aegerion Pharmaceuticals, Inc. (a)(b)	434	772
Agenus, Inc. (a)(b)	1,174	4,954
Akebia Therapeutics, Inc. (a)(b)	110	980
Alder Biopharmaceuticals, Inc. (a)(b)	156	4,691
Amedisys, Inc. (b)	3,067	156,018
Amicus Therapeutics, Inc. (a)(b)	1,326	9,388
AMN Healthcare Services, Inc. (b)	4,727	176,506
Amsurg Corp. (b)	1,952	145,990
Arena Pharmaceuticals, Inc. (a)(b)	3,507	6,348
ARIAD Pharmaceuticals, Inc. (b)	1,672	14,797
Array BioPharma, Inc. (a)(b)	1,140	4,298
Asterias Biotherapeutics, Inc. (a)(b)	90	283
Atara Biotherapeutics, Inc. (a)(b)	131	2,372
BioCryst Pharmaceuticals, Inc. (b)	640	2,170
Cambrex Corp. (a)(b)	2,724	133,231

See accompanying notes to schedules of investments.

2	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Celldex Therapeutics, Inc. (a)(b)	1,373	$6,288
Cepheid (b)	930	26,049
Chemed Corp. (a)	1,204	157,014
Chimerix, Inc. (a)(b)	503	2,465
Clovis Oncology, Inc. (a)(b)	257	4,325
Coherus Biosciences, Inc. (a)(b)	214	3,991
CONMED Corp.	2,109	83,980
CTI BioPharma Corp. (a)(b)	1,926	859
CytRx Corp. (a)(b)	780	2,332
Dynavax Technologies Corp. (a)(b)	4,442	73,693
Eagle Pharmaceuticals, Inc. (a)(b)	58	2,757
Emergent BioSolutions, Inc. (b)	1,542	67,663
Enanta Pharmaceuticals, Inc. (b)	200	4,906
Epizyme, Inc. (b)	184	2,035
Esperion Therapeutics, Inc. (a)(b)	132	2,260
Exact Sciences Corp. (a)(b)	1,003	6,660
FibroGen, Inc. (a)(b)	450	8,397
Five Prime Therapeutics, Inc. (a)(b)	2,944	134,600
Foundation Medicine, Inc. (a)(b)	36	679
Galectin Therapeutics, Inc. (b)	250	370
Galena Biopharma, Inc. (a)(b)	1,665	3,014
Geron Corp. (a)(b)	921	2,726
Haemonetics Corp. (a)(b)	3,750	105,000
Halozyme Therapeutics, Inc. (a)(b)	1,183	11,901
HealthSouth Corp. (a)	4,429	178,577
Heron Therapeutics, Inc. (a)(b)	288	6,163
Heska Corp. (b)	525	19,042
ICU Medical, Inc. (a)(b)	829	86,208
ImmunoGen, Inc. (b)	1,249	7,044
Immunomedics, Inc. (a)(b)	1,150	5,566
INC Research Holdings, Inc. Class A (a)(b)	484	21,059
Inovio Pharmaceuticals, Inc. (b)	1,187	13,437
Insmed, Inc. (b)	673	7,941
Insys Therapeutics, Inc. (a)(b)	170	2,660
Ironwood Pharmaceuticals, Inc. (a)(b)	1,304	16,287
Karyopharm Therapeutics, Inc. (b)	182	1,742
Keryx Biopharmaceuticals, Inc. (a)(b)	1,251	7,518
Kindred Healthcare, Inc.	2,644	31,384
Kite Pharma, Inc. (b)	321	16,451
Lexicon Pharmaceuticals, Inc. (a)(b)	466	6,622
Ligand Pharmaceuticals, Inc. (a)(b)	198	23,679
LivaNova PLC (b)	2,344	114,411
MacroGenics, Inc. (b)	365	9,329
Magellan Health, Inc. (b)	1,882	124,682
MannKind Corp. (a)(b)	2,490	2,365
Masimo Corp. (b)	1,884	93,710
Merit Medical Systems, Inc. (b)	5,280	99,106
Merrimack Pharmaceuticals, Inc. (b)	979	6,530
MiMedx Group, Inc. (a)(b)	1,104	8,688
Momenta Pharmaceuticals, Inc. (a)(b)	591	6,962
Myriad Genetics, Inc. (a)(b)	1,021	34,602
Natus Medical, Inc. (b)	2,721	87,970

Security Description	Shares	Value
Navidea Biopharmaceuticals, Inc. (a)(b)	2,203	$1,828
Neurocrine Biosciences, Inc. (a)(b)	1,325	65,786
NewLink Genetics Corp. (b)	213	2,498
Northwest Biotherapeutics, Inc. (a)(b)	738	565
Novavax, Inc. (a)(b)	3,149	19,177
Omeros Corp. (b)	190	2,223
OncoMed Pharmaceuticals, Inc. (b)	173	2,562
Oncothyreon, Inc. (a)(b)	1,039	1,205
Ophthotech Corp. (b)	240	12,888
Orexigen Therapeutics, Inc. (a)(b)	888	355
Organovo Holdings, Inc. (a)(b)	867	2,532
Orthofix International NV (b)	2,731	120,792
OvaScience, Inc. (a)(b)	176	1,301
Pacira Pharmaceuticals, Inc. (a)(b)	406	18,883
PAREXEL International Corp. (b)	1,722	108,297
PDL BioPharma, Inc.	1,628	5,844
Peregrine Pharmaceuticals, Inc. (a)(b)	2,439	1,029
Phibro Animal Health Corp. Class A (a)	615	11,679
PRA Health Sciences, Inc. (b)	1,825	86,195
Prothena Corp. PLC (a)(b)	847	41,113
Providence Service Corp. (a)(b)	506	24,065
PTC Therapeutics, Inc. (a)(b)	405	3,305
Radius Health, Inc. (a)(b)	324	11,748
RadNet, Inc. (a)(b)	2,766	14,411
Raptor Pharmaceutical Corp. (a)(b)	835	4,618
Repligen Corp. (a)(b)	468	11,213
Retrophin, Inc. (a)(b)	376	6,685
Rigel Pharmaceuticals, Inc. (a)(b)	1,601	4,131
Sage Therapeutics, Inc. (a)(b)	137	4,509
Sagent Pharmaceuticals, Inc. (b)	289	3,740
Sangamo BioSciences, Inc. (a)(b)	382	2,636
Sarepta Therapeutics, Inc. (a)(b)	3,403	71,225
Sorrento Therapeutics, Inc. (a)(b)	220	1,531
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	940	11,054
Supernus Pharmaceuticals, Inc. (a)(b)	1,166	22,749
Surgical Care Affiliates, Inc. (b)	2,530	113,268
Synergy Pharmaceuticals, Inc. (a)(b)	727	2,668
Synta Pharmaceuticals Corp. (a)(b)	823	288
TESARO, Inc. (a)(b)	241	11,158
TG Therapeutics, Inc. (a)(b)	473	3,557
TherapeuticsMD, Inc. (a)(b)	13,712	122,585
Threshold Pharmaceuticals, Inc. (b)	737	345
Triple-S Management Corp. Class B (a)(b)	1,156	26,565
Ultragenyx Pharmaceutical, Inc. (a)(b)	546	39,913
US Physical Therapy, Inc. (a)	541	31,254
Vanda Pharmaceuticals, Inc. (b)	705	7,332
Verastem, Inc. (a)(b)	294	438
Versartis, Inc. (a)(b)	98	903
WellCare Health Plans, Inc. (b)	930	94,321
Xencor, Inc. (b)	213	3,010

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	3

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

XOMA Corp. (a)(b)	1,737	$1,190
ZIOPHARM Oncology, Inc. (a)(b)	1,373	10,696

		3,658,623

Industrials - 15.5%
ABM Industries, Inc.	3,885	132,750
ACCO Brands Corp. (b)	3,941	39,174
Air Transport Services Group, Inc. (b)	3,445	43,579
Aircastle, Ltd. (a)	1,937	40,948
AMERCO	223	83,995
American Woodmark Corp. (a)(b)	1,498	120,978
ArcBest Corp.	1,219	21,003
Argan, Inc. (a)	1,487	51,599
Atlas Air Worldwide Holdings, Inc. (a)(b)	2,868	125,733
Beacon Roofing Supply, Inc. (b)	3,090	133,334
Brady Corp. Class A (a)	4,901	155,803
Briggs & Stratton Corp. (a)	5,172	115,439
Chart Industries, Inc. (b)	1,431	37,149
Comfort Systems USA, Inc.	3,985	127,520
Deluxe Corp. (a)	1,311	85,385
EMCOR Group, Inc.	3,144	149,497
EnPro Industries, Inc.	2,238	113,176
ESCO Technologies, Inc. (a)	1,912	76,996
Federal Signal Corp.	7,157	93,113
Franklin Electric Co., Inc. (a)	4,056	135,389
G&K Services, Inc. Class A (a)	1,749	131,105
Generac Holdings, Inc. (a)(b)	3,481	131,965
Gibraltar Industries, Inc. (b)	4,761	142,259
H&E Equipment Services, Inc. (a)	1,798	34,558
Harsco Corp. (a)	3,898	25,649
Hawaiian Holdings, Inc. (a)(b)	3,329	134,691
HEICO Corp. (a)	1,655	110,140
Insperity, Inc.	2,291	164,883
John Bean Technologies Corp.	1,275	77,367
Kadant, Inc.	441	21,944
Kaman Corp. (a)	936	39,977
Korn/Ferry International	3,402	98,148
Lydall, Inc. (b)	953	36,081
Masonite International Corp. (a)(b)	1,853	129,395
Matthews International Corp. Class A	801	43,951
Mercury Systems, Inc. (a)(b)	4,399	93,479
Miller Industries, Inc.	718	15,336
MYR Group, Inc. (b)	948	22,932
Navigant Consulting, Inc. (b)	4,846	77,197
Patrick Industries, Inc. (b)	1,536	82,068
Quad/Graphics, Inc.	1,065	20,459
Roadrunner Transportation Systems, Inc. (b)	1,782	14,345
RPX Corp. (b)	6,256	62,873
Saia, Inc. (b)	1,027	26,774
SkyWest, Inc. (a)	7,455	175,938
Standex International Corp.	1,391	120,558
Tetra Tech, Inc.	4,524	138,434

Security Description	Shares	Value
TrueBlue, Inc. (b)	4,846	$95,999
UniFirst Corp.	975	112,778
Univar, Inc. (b)	1,701	31,741
Universal Forest Products, Inc.	1,919	161,081
US Ecology, Inc.	804	36,429
Wabash National Corp. (a)(b)	8,742	123,962
Wesco Aircraft Holdings, Inc. (a)(b)	8,742	123,175

		4,740,231

Information Technology - 19.2%
ADTRAN, Inc. (a)	5,626	109,426
Advanced Energy Industries, Inc. (b)	2,848	108,708
Anixter International, Inc. (b)	835	50,267
AVG Technologies NV (b)	5,987	115,070
Badger Meter, Inc. (a)	603	45,225
Bel Fuse, Inc. Class B	619	11,192
Belden, Inc.	2,349	151,910
Blackbaud, Inc.	1,016	63,673
BroadSoft, Inc. (a)(b)	3,010	131,236
CACI International, Inc. Class A (b)	581	58,547
CalAmp Corp. (a)(b)	5,883	88,422
Cimpress NV (b)	1,466	146,849
Coherent, Inc. (b)	1,452	137,388
Comtech Telecommunications Corp.	626	14,423
Convergys Corp. (a)	5,465	154,058
Cray, Inc. (a)(b)	3,584	119,419
CSG Systems International, Inc. (a)	2,406	102,279
Ebix, Inc. (a)	3,412	154,325
Ellie Mae, Inc. (a)(b)	1,715	145,278
ePlus, Inc. (a)(b)	683	59,783
ExlService Holdings, Inc. (b)	2,590	134,162
Fair Isaac Corp. (a)	1,687	187,982
Finisar Corp. (b)	7,453	125,359
HubSpot, Inc. (b)	2,037	97,287
II-VI, Inc. (b)	5,480	111,682
Infoblox, Inc. (a)(b)	5,627	105,844
Insight Enterprises, Inc. (a)(b)	3,135	85,084
Itron, Inc. (a)(b)	1,162	51,186
Ixia (b)	8,514	86,502
Manhattan Associates, Inc. (a)(b)	1,752	115,509
ManTech International Corp. Class A	756	27,163
MaxLinear, Inc. Class A (b)	6,786	140,606
MicroStrategy, Inc. Class A (a)(b)	724	135,055
MKS Instruments, Inc.	2,411	98,803
MoneyGram International, Inc. (b)	454	2,946
Multi-Fineline Electronix, Inc. (b)	673	14,887
NETGEAR, Inc. (b)	2,951	132,795
NIC, Inc.	3,992	79,241
Novanta, Inc. (b)	1,655	25,338
PC Connection, Inc.	1,489	34,232
Pegasystems, Inc.	2,421	63,842
Photronics, Inc. (b)	8,585	82,416
Progress Software Corp. (b)	4,558	120,012
QLogic Corp. (b)	7,300	101,178

See accompanying notes to schedules of investments.

4	Dynamic Small Cap Fund

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

RealPage, Inc. (b)	3,016	$65,598
RingCentral, Inc. Class A (b)	4,936	97,437
Rogers Corp. (a)(b)	603	40,081
Sanmina Corp. (b)	5,828	156,132
ScanSource, Inc. (b)	2,894	111,072
Science Applications International Corp.	2,975	162,346
SS&C Technologies Holdings, Inc. (a)	1,200	73,908
Stamps.com, Inc. (a)(b)	1,447	131,663
Sykes Enterprises, Inc. (b)	5,115	152,529
Syntel, Inc. (a)(b)	2,062	95,017
Take-Two Interactive Software, Inc. (a)(b)	4,158	161,788
Tech Data Corp. (b)	1,998	150,989
TTM Technologies, Inc. (a)(b)	3,317	25,972
Veeco Instruments, Inc. (b)	3,372	59,988
Vishay Intertechnology, Inc. (a)	10,256	132,918
Web.com Group, Inc. (a)(b)	5,667	96,169

		5,840,196

Materials - 5.0%
AEP Industries, Inc.	207	12,422
AK Steel Holding Corp. (b)	7,210	30,859
Chase Corp. (a)	939	55,157
Clearwater Paper Corp. (b)	2,652	166,042
FutureFuel Corp. (a)	1,286	14,313
Hawkins, Inc. (a)	442	17,247
Headwaters, Inc. (a)(b)	7,019	133,291
Hecla Mining Co. (a)	37,940	154,036
Innospec, Inc.	2,257	109,600
Kaiser Aluminum Corp.	1,413	121,108
Koppers Holdings, Inc. (b)	1,256	31,789
Minerals Technologies, Inc.	2,336	134,554
Neenah Paper, Inc.	1,938	134,478
PH Glatfelter Co. (a)	5,753	117,936
Stepan Co. (a)	1,557	89,823
Trinseo SA (b)	650	30,609
US Concrete, Inc. (a)(b)	516	33,096
Worthington Industries, Inc.	3,858	144,135

		1,530,495

Telecommunication Services - 1.1%
Atlantic Tele-Network, Inc.	1,434	106,819
Cincinnati Bell, Inc. (a)(b)	22,582	89,876
Inteliquent, Inc.	1,366	22,839
Iridium Communications, Inc. (a)(b)	14,009	122,299

		341,833

Utilities - 3.5%
American States Water Co. (a)	3,485	136,124
Chesapeake Utilities Corp. (a)(b)	919	53,017
New Jersey Resources Corp. (a)	5,140	180,671
ONE Gas, Inc.	1,773	103,986
Ormat Technologies, Inc. (a)	3,036	132,400

Security Description	Shares	Value
Portland General Electric Co. (a)	1,818	$74,865
Southwest Gas Corp. (a)	1,186	82,344
Talen Energy Corp. (a)(b)	10,645	122,418
WGL Holdings, Inc. (a)	2,655	173,186

		1,059,011

Total Common Stocks (cost $27,321,733)		30,198,153

Rights - 0.0%
Health Care - 0.0%
Durata Therapeutics, Inc. (CVR) (expiring 12/31/18) (b)(c) (cost $0)	224	0

Warrants - 0.0% (d)
Health Care - 0.0% (d)
Asterias Biotherapeutics, Inc. (expiring 09/30/16) (a)(b) (cost $11)	17	9

Short-Term Investments - 21.4%
SSGA U.S. Government Money Market Fund 0.00% (e)(f)	298,180	298,180
State Street Navigator Securities Lending Prime Portfolio (f)(g)	6,246,909	6,246,909

Total Short-Term Investments (cost $6,545,089)		6,545,089

Total Investments - 120.4% (cost $33,866,833) (h)		36,743,251

Liabilities in Excess of Other Assets - (20.4)%		(6,228,658)

Net Assets - 100.0%		$30,514,593

(a)	All or a portion of the shares of the security are on loan at May 31, 2016.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The rate shown is the annualized seven-day yield at May 31, 2016.
(f)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).
(g)	Investment of cash collateral for securities loaned.
(h)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $4,124,847 and $1,248,429, respectively, resulting in net unrealized appreciation of investments of $2,876,418.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Dynamic Small Cap Fund	5

SSGA Dynamic Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,115,498	$—	$—		$4,115,498
Consumer Staples	932,989	—	—		932,989
Energy	586,928	—	—		586,928
Financials	7,392,349	—	—		7,392,349
Health Care	3,658,623	—	—		3,658,623
Industrials	4,740,231	—	—		4,740,231
Information Technology	5,840,196	—	—		5,840,196
Materials	1,530,495	—	—		1,530,495
Telecommunication Services	341,833	—	—		341,833
Utilities	1,059,011	—	—		1,059,011
Rights
Health Care	—	—	0	(a)	0
Warrants
Health Care	9	—	—		9
Short-Term Investments	6,545,089	—	—		6,545,089

Total Investments	$36,743,251	$—	$0		$36,743,251

(a)	Fund held a Level 3 security that was valued at $0 at May 31, 2016.

See accompanying notes to schedules of investments.

6	Dynamic Small Cap Fund

SSGA Clarion Real Estate Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 99.5%
Diversified REITs - 0.9%
Liberty Property Trust REIT	10,600	$395,592

Health Care REITs - 9.1%
Healthcare Realty Trust, Inc. REIT	19,626	623,911
Senior Housing Properties Trust	32,500	607,100
Welltower, Inc. REIT	38,695	2,666,472

		3,897,483

Hotel & Resort REITs - 5.6%
Host Hotels & Resorts, Inc. REIT (a)	72,852	1,121,921
MGM Growth Properties LLC Class A (b)	9,220	212,060
Pebblebrook Hotel Trust (a)	16,100	406,042
Sunstone Hotel Investors, Inc. REIT	54,476	655,891

		2,395,914

Industrial REITs - 7.8%
DCT Industrial Trust, Inc. REIT	12,075	520,795
Duke Realty Corp. (a)	32,908	778,932
Prologis, Inc. REIT	43,524	2,068,696

		3,368,423

Office REITs - 15.7%
Alexandria Real Estate Equities, Inc. REIT (a)	8,000	775,200
Boston Properties, Inc. REIT	8,955	1,125,017
Highwoods Properties, Inc. (a)	9,000	437,940
Kilroy Realty Corp. REIT	15,800	997,770
Paramount Group, Inc. REIT	18,600	304,668
SL Green Realty Corp. REIT	14,998	1,520,197
Vornado Realty Trust REIT	16,838	1,608,366

		6,769,158

Residential REITs - 19.9%
AvalonBay Communities, Inc. REIT	13,908	2,501,771
Equity Residential REIT	41,639	2,881,835
Essex Property Trust, Inc. REIT	5,437	1,235,449
Sun Communities, Inc. REIT	10,400	726,232
UDR, Inc. REIT	33,462	1,205,636

		8,550,923

Retail REITs - 25.6%
DDR Corp. REIT	42,600	733,146
General Growth Properties, Inc. REIT (a)	75,400	2,025,998

Security Description	Shares	Value
Kimco Realty Corp. REIT (a)	45,929	$1,294,279
Kite Realty Group Trust REIT	16,000	429,920
Pennsylvania Real Estate Investment Trust REIT	10,000	211,000
Ramco-Gershenson Properties Trust (a)	21,800	392,618
Regency Centers Corp. (a)	10,600	811,960
Simon Property Group, Inc. REIT	24,725	4,886,649
Weingarten Realty Investors REIT	5,700	214,491

		11,000,061

Specialized REITs - 14.9%
CubeSmart REIT (a)	32,800	1,044,352
Digital Realty Trust, Inc. REIT (a)	12,722	1,214,315
Gaming and Leisure Properties, Inc. (a)	7,800	256,698
Public Storage REIT	11,441	2,902,696
QTS Realty Trust, Inc. Class A, REIT	9,113	470,869
Sovran Self Storage, Inc.	4,800	519,696

		6,408,626

Total Common Stocks (cost $31,557,212)		42,786,180

Short-Term Investments - 11.7%
SSGA Prime Money Market Fund 0.37% (c)(d)	226,374	226,374
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,789,349	4,789,349

Total Short-Term Investments (cost $5,015,723)		5,015,723

Total Investments - 111.2% (cost $36,572,935) (f)		47,801,903

Liabilities in Excess of Other Assets - (11.2)%		(4,812,020)

Net Assets - 100.0%		$42,989,883

(a)	All or a portion of the shares of the security are on loan at May 31, 2016.
(b)	Non-income producing security.
(c)	The rate shown is the annualized seven-day yield at May 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).
(e)	Investment of cash collateral for securities loaned.
(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $11,690,205 and $461,237, respectively, resulting in net unrealized appreciation of investments of $11,228,968.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Clarion Real Estate Fund	7

SSGA Clarion Real Estate Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Diversified REITS	$395,592	$—	$—	$395,592
Health Care REITS	3,897,483	—	—	3,897,483
Hotel & Resort REITS	2,395,914	—	—	2,395,914
Industrial REITS	3,368,423	—	—	3,368,423
Office REITS	6,769,158	—	—	6,769,158
Residential REITS	8,550,923	—	—	8,550,923
Retail REITS	11,000,061	—	—	11,000,061
Specialized REITS	6,408,626	—	—	6,408,626
Short-Term Investments	5,015,723	—	—	5,015,723

Total Investments	$47,801,903	$—	$—	$47,801,903

See accompanying notes to schedules of investments.

8	Clarion Real Estate Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.4%
Consumer Discretionary - 13.1%
1-800-Flowers.com, Inc. Class A (a)	5,914	$47,667
American Axle & Manufacturing Holdings, Inc. (a)	486	8,102
American Eagle Outfitters, Inc.	8,568	134,003
Big Lots, Inc.	1,422	74,371
BJ’s Restaurants, Inc. (a)	1,637	73,338
Bloomin’ Brands, Inc.	9,355	178,213
Bob Evans Farms, Inc.	3,739	166,797
Boyd Gaming Corp. (a)	4,618	87,326
Burlington Stores, Inc. (a)	4,077	246,088
Caleres, Inc.	6,019	147,225
Capella Education Co.	1,021	53,572
Carrols Restaurant Group, Inc. (a)	7,766	94,124
Cato Corp. Class A	2,409	91,181
Cavco Industries, Inc. (a)	1,033	102,598
Cheesecake Factory, Inc.	122	6,084
Chico’s FAS, Inc.	7,668	83,198
Citi Trends, Inc.	201	3,125
Collectors Universe, Inc.	253	4,923
Cooper Tire & Rubber Co.	4,514	145,035
Cooper-Standard Holding, Inc. (a)	1,022	87,841
Culp, Inc.	1,202	33,043
Dana Holding Corp.	1,104	13,270
Dave & Buster’s Entertainment, Inc. (a)	455	17,759
Denny’s Corp. (a)	3,799	40,763
Eldorado Resorts, Inc. (a)	3,282	48,902
Express, Inc. (a)	6,118	88,956
Gerber Scientific, Inc. (a)(b)	600	—
Global Eagle Entertainment, Inc. (a)	384	2,784
Gray Television, Inc. (a)	11,208	132,479
Haverty Furniture Cos., Inc.	2,932	54,506
Helen of Troy, Ltd. (a)	1,383	142,214
Intrawest Resorts Holdings, Inc. (a)	3,768	40,958
Isle of Capri Casinos, Inc. (a)	3,479	55,281
Jack in the Box, Inc.	91	7,753
Johnson Outdoors, Inc. Class A	194	5,114
K12, Inc. (a)	11,402	135,342
Kirkland’s, Inc.	1,304	17,330
La Quinta Holdings, Inc. (a)	7,779	92,414
La-Z-Boy, Inc.	7,320	193,834
Libbey, Inc.	2,797	47,801
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,245	189,388
Malibu Boats, Inc. Class A (a)	7,582	103,115
Marcus Corp.	3,140	60,916
Modine Manufacturing Co. (a)	7,309	73,090
Monarch Casino & Resort, Inc. (a)	2,971	62,747
Movado Group, Inc.	2,520	51,710
National CineMedia, Inc.	10,227	149,314
Nautilus, Inc. (a)	247	5,096
New Media Investment Group, Inc.	213	3,713

Security Description	Shares	Value
New York Times Co. Class A	15,692	$189,716
Oxford Industries, Inc.	570	36,121
Potbelly Corp. (a)	4,346	57,454
Reading International, Inc. Class A (a)	606	7,587
Regis Corp. (a)	2,557	33,343
Ruth’s Hospitality Group, Inc.	10,038	166,731
Shoe Carnival, Inc.	3,242	75,539
Smith & Wesson Holding Corp. (a)	304	7,408
Sonic Corp.	1,078	32,114
Sportsman’s Warehouse Holdings, Inc. (a)	4,289	37,057
Stoneridge, Inc. (a)	5,452	89,467
Tenneco, Inc. (a)	66	3,545
Tile Shop Holdings, Inc. (a)	2,649	48,344
Tilly’s, Inc. Class A (a)	6,897	40,692
Tower International, Inc.	5,317	115,219
TRI Pointe Group, Inc. (a)	2,235	26,060
Wayfair, Inc. Class A (a)	267	10,995
Wolverine World Wide, Inc.	565	10,289

		4,692,084

Consumer Staples - 3.3%
Cal-Maine Foods, Inc.	255	11,347
Darling Ingredients, Inc. (a)	13,402	205,721
Dean Foods Co.	8,499	155,362
Fresh Del Monte Produce, Inc.	1,146	60,016
John B Sanfilippo & Son, Inc.	903	42,730
Lancaster Colony Corp.	196	23,761
Medifast, Inc.	2,119	67,617
Natural Health Trends Corp.	477	14,238
Nutraceutical International Corp. (a)	1,598	37,857
Omega Protein Corp. (a)	2,110	41,651
Post Holdings, Inc. (a)	778	59,136
Revlon, Inc. Class A (a)	942	29,372
Seaboard Corp. (a)	6	18,120
Seneca Foods Corp. Class A (a)	281	8,773
SpartanNash Co.	6,457	191,837
SUPERVALU, Inc. (a)	31,062	143,817
TreeHouse Foods, Inc. (a)	71	6,724
Village Super Market, Inc. Class A	198	5,366
Weis Markets, Inc.	1,019	51,123

		1,174,568

Energy - 2.7%
Adams Resources & Energy, Inc.	542	21,024
Alon USA Energy, Inc.	4,864	36,723
Archrock, Inc.	14,343	109,437
Basic Energy Services, Inc. (a)	1,112	2,180
Callon Petroleum Co. (a)	2,309	26,300
Contango Oil & Gas Co. (a)	2,663	28,814
DHT Holdings, Inc.	12,577	68,671
Exterran Corp. (a)	244	3,057
Frontline, Ltd.	583	5,177

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	9

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Gener8 Maritime, Inc. (a)	1,119	$8,090
Matrix Service Co. (a)	5,872	97,299
McDermott International, Inc. (a)	664	3,154
Newpark Resources, Inc. (a)	730	3,351
Northern Oil and Gas, Inc. (a)	2,951	12,866
Oasis Petroleum, Inc. (a)	9,307	93,442
Oil States International, Inc. (a)	1,837	60,364
Parker Drilling Co. (a)	17,507	38,515
Pioneer Energy Services Corp. (a)	19,642	70,122
Scorpio Tankers, Inc.	8,679	51,033
SemGroup Corp. Class A	4,161	132,278
TETRA Technologies, Inc. (a)	11,145	60,963
Tidewater, Inc.	5,616	24,317
W&T Offshore, Inc. (a)	1,045	2,205

		959,382

Financials - 25.5%
AG Mortgage Investment Trust, Inc. REIT	2,735	38,317
Agree Realty Corp. REIT	112	4,768
Alexander’s, Inc. REIT	15	5,495
Altisource Portfolio Solutions SA (a)	1,592	44,465
Altisource Residential Corp. REIT	300	3,006
American Assets Trust, Inc. REIT	2,859	114,389
American Capital Mortgage Investment Corp. REIT	3,537	55,991
AMERISAFE, Inc.	1,879	114,112
Anworth Mortgage Asset Corp. REIT	34,776	161,013
Apollo Commercial Real Estate Finance, Inc. REIT	9,584	155,357
Apollo Residential Mortgage, Inc. REIT	11,634	156,594
Ares Commercial Real Estate Corp. REIT	12,001	143,772
Argo Group International Holdings, Ltd.	371	19,517
Armada Hoffler Properties, Inc. REIT	7,780	94,138
Banc of California, Inc.	584	11,715
Berkshire Hills Bancorp, Inc.	6,161	169,304
BGC Partners, Inc. Class A	19,483	180,997
Brookline Bancorp, Inc.	14,222	165,402
Capital City Bank Group, Inc.	208	3,224
Capitol Federal Financial, Inc.	6,485	88,066
Capstead Mortgage Corp. REIT	13,090	126,449
CareTrust REIT, Inc.	5,251	70,311
CatchMark Timber Trust, Inc. Class A REIT	363	3,924
Cathay General Bancorp	2,406	74,153
CenterState Banks, Inc.	6,954	110,012
Central Pacific Financial Corp.	1,862	44,632
Chatham Lodging Trust REIT	337	7,310
Chemical Financial Corp.	4,115	162,131
CNO Financial Group, Inc.	12,126	246,037
Columbia Banking System, Inc.	118	3,595

Security Description	Shares	Value
ConnectOne Bancorp, Inc.	178	$2,820
Cousins Properties, Inc. REIT	8,597	92,332
Cowen Group, Inc. Class A (a)	794	2,660
CU Bancorp (a)	124	2,864
CubeSmart REIT	358	11,399
CyrusOne, Inc. REIT	743	36,637
CYS Investments, Inc. REIT	20,172	164,805
DCT Industrial Trust, Inc. REIT	101	4,356
DiamondRock Hospitality Co. REIT	765	6,839
Dynex Capital, Inc. REIT	888	5,941
EMC Insurance Group, Inc.	498	13,307
Equity One, Inc. REIT	1,062	31,287
Essent Group, Ltd. (a)	8,675	189,635
EverBank Financial Corp.	223	3,416
Federated National Holding Co.	174	3,755
Fidelity & Guaranty Life	129	3,064
Fidelity Southern Corp.	207	3,387
Fifth Street Asset Management, Inc.	793	3,481
First American Financial Corp.	130	4,971
First Bancorp/Southern Pines	1,404	27,701
First Busey Corp.	895	19,860
First Business Financial Services, Inc.	468	11,574
First Commonwealth Financial Corp.	17,356	162,973
First Financial Bancorp	4,355	86,098
First Midwest Bancorp, Inc.	10,331	193,190
First NBC Bank Holding Co. (a)	2,652	49,513
FirstMerit Corp.	6,791	154,020
Flagstar Bancorp, Inc. (a)	2,247	54,467
FNB Corp.	6,637	88,869
Franklin Financial Network, Inc. (a)	380	11,780
Fulton Financial Corp.	14,413	205,385
GAIN Capital Holdings, Inc.	3,501	24,227
GEO Group, Inc. REIT	132	4,390
Gramercy Property Trust REIT	544	4,858
Great Southern Bancorp, Inc.	1,265	49,626
Great Western Bancorp, Inc.	5,954	202,555
Hallmark Financial Services, Inc. (a)	573	5,598
Hancock Holding Co.	380	10,446
Hanmi Financial Corp.	148	3,602
Heartland Financial USA, Inc.	301	10,565
Heritage Financial Corp.	758	13,841
Heritage Oaks Bancorp	485	3,904
HFF, Inc. Class A	5,211	167,794
Hilltop Holdings, Inc. (a)	9,690	198,064
HomeStreet, Inc. (a)	928	19,080
Horace Mann Educators Corp.	2,026	69,006
Hudson Pacific Properties, Inc. REIT	175	4,919
IBERIABANK Corp.	1,419	87,978
Independent Bank Corp.	349	5,179
International Bancshares Corp.	460	12,898
Invesco Mortgage Capital, Inc. REIT	13,726	197,380
Investors Bancorp, Inc.	267	3,196
James River Group Holdings, Ltd.	1,309	46,273
KCG Holdings, Inc. Class A (a)	2,514	35,372

See accompanying notes to schedules of investments.

10	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Kite Realty Group Trust REIT	7,715	$207,302
Ladder Capital Corp. REIT	319	3,927
Lakeland Bancorp, Inc.	1,038	11,979
Mack-Cali Realty Corp. REIT	1,900	49,856
Maiden Holdings, Ltd.	11,204	146,996
MainSource Financial Group, Inc.	1,764	39,831
Marcus & Millichap, Inc. (a)	672	17,082
MB Financial, Inc.	1,121	40,524
Medical Properties Trust, Inc. REIT	9,418	138,445
Mercantile Bank Corp.	424	10,363
Meta Financial Group, Inc.	1,733	86,390
MGIC Investment Corp. (a)	4,962	34,982
National Bank Holdings Corp. Class A	148	3,145
National General Holdings Corp.	5,072	105,143
Navigators Group, Inc. (a)	62	5,647
Nelnet, Inc. Class A	152	5,575
New Residential Investment Corp. REIT	16,568	224,993
New York Mortgage Trust, Inc. REIT	764	4,546
New York REIT, Inc.	20,157	184,033
Old National Bancorp	1,341	17,648
OM Asset Management PLC	12,388	188,050
Oritani Financial Corp.	538	9,012
Pacific Premier Bancorp, Inc. (a)	450	11,250
Pennsylvania Real Estate Investment Trust REIT	4,585	96,743
PennyMac Financial Services, Inc. Class A (a)	1,632	22,473
PennyMac Mortgage Investment Trust REIT	7,466	114,902
PHH Corp. (a)	4,396	62,775
Physicians Realty Trust REIT	4,967	94,323
Piper Jaffray Cos. (a)	372	15,710
Preferred Bank	1,865	61,396
PrivateBancorp, Inc.	2,517	111,629
Prosperity Bancshares, Inc.	66	3,554
Provident Financial Services, Inc.	703	14,355
QCR Holdings, Inc.	280	7,641
Radian Group, Inc.	15,859	196,810
RLJ Lodging Trust REIT	2,243	45,959
RMR Group, Inc. Class A	653	19,355
Saul Centers, Inc. REIT	1,146	64,382
Select Income REIT	253	6,231
Selective Insurance Group, Inc.	181	6,724
Silver Bay Realty Trust Corp. REIT	10,357	161,983
Simmons First National Corp. Class A	862	40,928
Southwest Bancorp, Inc.	2,187	37,113
STAG Industrial, Inc. REIT	402	8,583
Sterling Bancorp	190	3,127
Stewart Information Services Corp.	159	5,918
Stonegate Bank	99	3,164
Suffolk Bancorp	110	2,782
Summit Hotel Properties, Inc. REIT	647	7,570
Sunstone Hotel Investors, Inc. REIT	13,508	162,636

Security Description	Shares	Value
Third Point Reinsurance, Ltd. (a)	638	$7,465
TriCo Bancshares	407	11,461
Triumph Bancorp, Inc. (a)	565	9,074
Umpqua Holdings Corp.	13,972	223,412
Union Bankshares Corp.	2,419	65,652
United Community Banks, Inc.	496	9,984
United Community Financial Corp.	2,682	16,333
United Financial Bancorp, Inc.	4,492	59,699
United Fire Group, Inc.	250	10,293
United Insurance Holdings Corp.	417	7,323
Universal Health Realty Income Trust REIT	71	3,799
Universal Insurance Holdings, Inc.	2,876	55,909
Webster Financial Corp.	1,237	48,441
Western Alliance Bancorp (a)	6,233	234,984
Westwood Holdings Group, Inc.	179	10,260

		9,110,907

Health Care - 13.4%
Abiomed, Inc. (a)	185	18,372
ACADIA Pharmaceuticals, Inc. (a)	5,438	192,668
Accuray, Inc. (a)	8,020	43,709
Aduro Biotech, Inc. (a)	1,953	24,002
Advaxis, Inc. (a)	414	3,834
Aerie Pharmaceuticals, Inc. (a)	2,009	35,901
Amedisys, Inc. (a)	3,506	178,350
Amsurg Corp. (a)	467	34,927
Anacor Pharmaceuticals, Inc. (a)	442	43,891
AngioDynamics, Inc. (a)	1,632	19,600
ANI Pharmaceuticals, Inc. (a)	496	26,858
Anika Therapeutics, Inc. (a)	126	5,962
Anthera Pharmaceuticals, Inc. (a)	866	3,187
Applied Genetic Technologies Corp. (a)	5,990	103,028
Aratana Therapeutics, Inc. (a)	1,567	11,173
ARIAD Pharmaceuticals, Inc. (a)	15,801	139,839
Array BioPharma, Inc. (a)	6,618	24,950
Atrion Corp.	25	9,818
BioCryst Pharmaceuticals, Inc. (a)	5,352	18,143
BioDelivery Sciences International, Inc. (a)	2,187	4,921
BioSpecifics Technologies Corp. (a)	383	14,374
BioTelemetry, Inc. (a)	2,905	50,605
Cambrex Corp. (a)	1,755	85,837
Cantel Medical Corp.	771	51,218
Cara Therapeutics, Inc. (a)	1,466	9,470
Catalent, Inc. (a)	2,045	57,505
Celldex Therapeutics, Inc. (a)	1,419	6,499
Civitas Solutions, Inc. (a)	2,183	47,480
Collegium Pharmaceutical, Inc. (a)	433	7,240
Concert Pharmaceuticals, Inc. (a)	2,614	34,792
CONMED Corp.	127	5,057
CorVel Corp. (a)	121	5,825
Cynosure, Inc. Class A (a)	1,747	83,454

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	11

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Depomed, Inc. (a)	173	$3,534
Dermira, Inc. (a)	1,521	48,277
Dynavax Technologies Corp. (a)	2,952	48,974
Emergent BioSolutions, Inc. (a)	3,450	151,386
Enanta Pharmaceuticals, Inc. (a)	423	10,376
Ensign Group, Inc.	716	14,213
Epizyme, Inc. (a)	1,985	21,954
Esperion Therapeutics, Inc. (a)	664	11,368
Exelixis, Inc. (a)	4,244	27,544
Five Prime Therapeutics, Inc. (a)	4,141	189,327
Geron Corp. (a)	4,470	13,231
Globus Medical, Inc. Class A (a)	198	4,800
Halozyme Therapeutics, Inc. (a)	721	7,253
HealthSouth Corp.	5,866	236,517
Heron Therapeutics, Inc. (a)	220	4,708
HMS Holdings Corp. (a)	10,442	172,554
ICU Medical, Inc. (a)	410	42,636
Immune Design Corp. (a)	2,510	31,500
ImmunoGen, Inc. (a)	541	3,051
INC Research Holdings, Inc. Class A (a)	3,654	158,986
Infinity Pharmaceuticals, Inc. (a)	4,041	21,417
Innoviva, Inc.	1,007	11,359
Insys Therapeutics, Inc. (a)	477	7,465
Integra LifeSciences Holdings Corp. (a)	72	5,379
Intra-Cellular Therapies, Inc. (a)	384	14,861
K2M Group Holdings, Inc. (a)	2,433	30,412
Kindred Healthcare, Inc.	494	5,864
Lannett Co., Inc. (a)	740	18,049
LeMaitre Vascular, Inc.	8,814	123,132
Lexicon Pharmaceuticals, Inc. (a)	2,772	39,390
Lion Biotechnologies, Inc. (a)	856	5,050
MacroGenics, Inc. (a)	376	9,611
Magellan Health, Inc. (a)	2,853	189,011
Merit Medical Systems, Inc. (a)	7,830	146,969
Molina Healthcare, Inc. (a)	92	4,456
Myriad Genetics, Inc. (a)	1,565	53,038
Natus Medical, Inc. (a)	327	10,572
Nektar Therapeutics (a)	4,741	73,201
Neurocrine Biosciences, Inc. (a)	763	37,883
Novavax, Inc. (a)	2,687	16,364
NuVasive, Inc. (a)	3,048	165,720
Ocular Therapeutix, Inc. (a)	577	6,924
Omnicell, Inc. (a)	205	6,632
Ophthotech Corp. (a)	65	3,491
OraSure Technologies, Inc. (a)	7,728	59,351
Owens & Minor, Inc.	5,017	187,084
Pacific Biosciences of California, Inc. (a)	3,488	33,624
Pacira Pharmaceuticals, Inc. (a)	802	37,301
PDL BioPharma, Inc.	37,719	135,411
PharMerica Corp. (a)	489	12,993
Prothena Corp. PLC (a)	218	10,582

Security Description	Shares	Value
Radius Health, Inc. (a)	67	$2,429
RadNet, Inc. (a)	7,785	40,560
Raptor Pharmaceutical Corp. (a)	2,395	13,244
Regulus Therapeutics, Inc. (a)	1,624	9,971
Repligen Corp. (a)	959	22,978
Rigel Pharmaceuticals, Inc. (a)	2,512	6,481
RTI Surgical, Inc. (a)	1,084	4,087
Sarepta Therapeutics, Inc. (a)	527	11,030
SciClone Pharmaceuticals, Inc. (a)	3,435	48,605
STERIS PLC	533	37,006
Sucampo Pharmaceuticals, Inc. Class A (a)	1,777	20,898
SurModics, Inc. (a)	981	21,621
Synergy Pharmaceuticals, Inc. (a)	3,068	11,260
Teligent, Inc. (a)	1,758	10,530
Tetraphase Pharmaceuticals, Inc. (a)	2,936	13,065
Triple-S Management Corp. Class B (a)	284	6,526
Ultragenyx Pharmaceutical, Inc. (a)	250	18,275
US Physical Therapy, Inc.	156	9,012
Utah Medical Products, Inc.	374	24,475
Vanda Pharmaceuticals, Inc. (a)	5,775	60,060
Vocera Communications, Inc. (a)	590	6,814
vTv Therapeutics, Inc. Class A (a)	558	3,326
WellCare Health Plans, Inc. (a)	46	4,665
West Pharmaceutical Services, Inc.	2,629	197,385
XenoPort, Inc. (a)	576	4,084
Zafgen, Inc. (a)	1,977	13,958
Zeltiq Aesthetics, Inc. (a)	1,370	38,990
ZIOPHARM Oncology, Inc. (a)	3,683	28,691

		4,777,300

Industrials - 13.2%
AAR Corp.	2,527	61,684
ABM Industries, Inc.	1,854	63,351
ACCO Brands Corp. (a)	18,355	182,449
Aegion Corp. (a)	5,360	107,146
Air Transport Services Group, Inc. (a)	5,104	64,566
Albany International Corp. Class A	121	4,759
Allied Motion Technologies, Inc.	2,875	65,492
American Woodmark Corp. (a)	923	74,541
ARC Document Solutions, Inc. (a)	810	3,434
ArcBest Corp.	411	7,082
Astronics Corp. (a)	2,207	84,969
AZZ, Inc.	147	8,676
Barnes Group, Inc.	3,508	117,132
Beacon Roofing Supply, Inc. (a)	982	42,373
Comfort Systems USA, Inc.	3,312	105,984
Continental Building Products, Inc. (a)	8,173	187,243
Curtiss-Wright Corp.	2,858	237,843
DXP Enterprises, Inc. (a)	153	2,124
EMCOR Group, Inc.	4,572	217,399
Ennis, Inc.	7,535	137,589

See accompanying notes to schedules of investments.

12	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Federal Signal Corp.	10,671	$138,830
General Cable Corp.	2,194	29,970
Gibraltar Industries, Inc. (a)	2,943	87,937
Global Brass & Copper Holdings, Inc.	5,555	151,596
H&E Equipment Services, Inc.	481	9,245
Hawaiian Holdings, Inc. (a)	549	22,213
Herman Miller, Inc.	6,343	200,819
Hub Group, Inc. Class A (a)	4,384	175,448
Hurco Cos., Inc.	316	10,185
Insteel Industries, Inc.	1,248	34,595
Interface, Inc.	3,292	55,832
Kadant, Inc.	1,751	87,130
Kforce, Inc.	3,166	59,204
Knight Transportation, Inc.	247	6,452
Knoll, Inc.	152	3,773
Lydall, Inc. (a)	3,604	136,447
Marten Transport, Ltd.	2,714	53,791
Matson, Inc.	320	10,666
Mistras Group, Inc. (a)	3,275	81,253
Moog, Inc. Class A (a)	165	8,898
MRC Global, Inc. (a)	6,070	86,133
Mueller Industries, Inc.	6,113	190,053
Mueller Water Products, Inc. Class A	13,825	152,213
Navigant Consulting, Inc. (a)	722	11,501
NCI Building Systems, Inc. (a)	3,579	57,622
PAM Transportation Services, Inc. (a)	2,871	59,114
Quad/Graphics, Inc.	3,851	73,978
Resources Connection, Inc.	10,933	170,336
RPX Corp. (a)	10,501	105,535
SkyWest, Inc.	2,141	50,528
SP Plus Corp. (a)	1,261	28,146
Steelcase, Inc. Class A	11,468	183,029
TriNet Group, Inc. (a)	3,342	67,341
TrueBlue, Inc. (a)	6,769	134,094
Universal Forest Products, Inc.	1,202	100,896
USA Truck, Inc. (a)	1,046	20,878
Viad Corp.	879	27,961
Wabash National Corp. (a)	634	8,990
WageWorks, Inc. (a)	98	5,493
West Corp.	412	8,693
YRC Worldwide, Inc. (a)	2,081	19,166

		4,701,820

Information Technology - 17.6%
ACI Worldwide, Inc. (a)	163	3,368
Advanced Energy Industries, Inc. (a)	5,651	215,699
Advanced Micro Devices, Inc. (a)	1,482	6,773
American Software, Inc. Class A	1,236	11,915
Amkor Technology, Inc. (a)	10,285	64,898
Aspen Technology, Inc. (a)	4,609	175,695
AVG Technologies NV (a)	351	6,746
Bankrate, Inc. (a)	3,958	35,978
Barracuda Networks, Inc. (a)	3,144	54,108
Belden, Inc.	2,271	146,866

Security Description	Shares	Value
Benchmark Electronics, Inc. (a)	3,668	$76,038
Black Box Corp.	1,378	17,294
Blackbaud, Inc.	1,435	89,931
Brightcove, Inc. (a)	3,780	25,326
CACI International, Inc. Class A (a)	557	56,129
Callidus Software, Inc. (a)	2,684	49,815
Cardtronics, Inc. (a)	110	4,322
Cascade Microtech, Inc. (a)	512	10,588
Ciena Corp. (a)	319	5,570
Coherent, Inc. (a)	202	19,113
Cohu, Inc.	2,297	27,105
comScore, Inc. (a)	632	20,464
Comtech Telecommunications Corp.	2,994	68,982
Convergys Corp.	2,853	80,426
Cray, Inc. (a)	1,626	54,178
Datalink Corp. (a)	950	7,667
Demandware, Inc. (a)	1,154	55,380
DHI Group, Inc. (a)	17,419	122,804
Digi International, Inc. (a)	4,692	51,800
EarthLink Holdings Corp.	19,193	125,906
Euronet Worldwide, Inc. (a)	956	76,298
ExlService Holdings, Inc. (a)	105	5,439
Finisar Corp. (a)	1,498	25,196
FormFactor, Inc. (a)	9,972	71,499
Gigamon, Inc. (a)	5,180	161,357
Hackett Group, Inc.	2,031	29,693
HubSpot, Inc. (a)	268	12,800
Imperva, Inc. (a)	316	12,065
Infoblox, Inc. (a)	228	4,289
Inphi Corp. (a)	489	15,252
Insight Enterprises, Inc. (a)	3,086	83,754
Integrated Device Technology, Inc. (a)	4,326	101,012
Intersil Corp. Class A	1,739	23,511
Ixia (a)	16,471	167,345
IXYS Corp.	3,457	37,716
Lionbridge Technologies, Inc. (a)	3,260	14,181
Liquidity Services, Inc. (a)	12,386	82,986
Littelfuse, Inc.	553	63,335
Manhattan Associates, Inc. (a)	3,909	257,720
Marchex, Inc. Class B	4,522	15,058
MaxLinear, Inc. Class A (a)	1,039	21,528
Methode Electronics, Inc.	2,606	76,903
Microsemi Corp. (a)	5,495	185,896
MicroStrategy, Inc. Class A (a)	615	114,722
Monotype Imaging Holdings, Inc.	2,861	68,321
Multi-Fineline Electronix, Inc. (a)	892	19,731
NeoPhotonics Corp. (a)	8,565	77,171
NeuStar, Inc. Class A (a)	436	10,268
Oclaro, Inc. (a)	2,364	11,844
OSI Systems, Inc. (a)	407	21,685
PC Connection, Inc.	1,129	25,956
Perficient, Inc. (a)	8,083	169,339
Photronics, Inc. (a)	2,446	23,482

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	13

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Plantronics, Inc.	428	$19,055
Plexus Corp. (a)	2,512	110,327
QAD, Inc. Class A	3,379	63,491
Qlik Technologies, Inc. (a)	6,617	189,908
QLogic Corp. (a)	14,118	195,675
RingCentral, Inc. Class A (a)	3,053	60,266
Rovi Corp. (a)	428	7,195
Rubicon Project, Inc. (a)	1,419	20,788
Rudolph Technologies, Inc. (a)	2,864	41,814
Sanmina Corp. (a)	7,456	199,746
Science Applications International Corp.	3,943	215,170
ShoreTel, Inc. (a)	17,071	112,669
Silver Spring Networks, Inc. (a)	4,230	55,201
Sonus Networks, Inc. (a)	10,889	99,743
Sykes Enterprises, Inc. (a)	4,970	148,205
Synaptics, Inc. (a)	328	22,248
Tech Data Corp. (a)	2,268	171,393
TeleTech Holdings, Inc.	1,519	41,469
Tessera Technologies, Inc.	5,743	185,327
Travelport Worldwide, Ltd.	10,470	138,623
Tyler Technologies, Inc. (a)	25	3,832
United Online, Inc. (a)	6,713	73,373
Verint Systems, Inc. (a)	2,519	83,102
Web.com Group, Inc. (a)	4,845	82,220
Xcerra Corp. (a)	6,491	42,386
XO Group, Inc. (a)	2,329	39,430
Zix Corp. (a)	19,664	79,049

		6,279,941

Materials - 4.4%
AEP Industries, Inc.	438	26,284
Berry Plastics Group, Inc. (a)	1,633	63,965
Boise Cascade Co. (a)	459	10,539
Calgon Carbon Corp.	6,050	90,024
Century Aluminum Co. (a)	1,552	10,026
Chase Corp.	246	14,450
Chemtura Corp. (a)	4,884	130,305
Clearwater Paper Corp. (a)	625	39,131
Commercial Metals Co.	7,589	130,303
Ferroglobe PLC	1,858	16,945
FutureFuel Corp.	5,241	58,332
Handy & Harman, Ltd. (a)	542	13,550
HB Fuller Co.	336	15,342
Headwaters, Inc. (a)	9,188	174,480
Innophos Holdings, Inc.	913	35,005
Innospec, Inc.	545	26,465
Kaiser Aluminum Corp.	692	59,311
Koppers Holdings, Inc. (a)	6,665	168,691
Materion Corp.	184	4,451
Schweitzer-Mauduit International, Inc.	2,780	95,632
Stepan Co.	2,656	153,225
SunCoke Energy, Inc.	7,100	42,955

Security Description	Shares	Value
Tronox, Ltd. Class A	1,695	$7,848
Worthington Industries, Inc.	5,038	188,220

		1,575,479

Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	28,490	113,390
Spok Holdings, Inc.	3,522	61,776
Vonage Holdings Corp. (a)	26,807	123,580

		298,746

Utilities - 3.4%
ALLETE, Inc.	201	11,606
Atlantic Power Corp.	2,379	5,591
Avista Corp.	5,077	204,197
Chesapeake Utilities Corp.	1,167	67,324
Dynegy, Inc. (a)	4,521	85,175
El Paso Electric Co.	1,995	89,097
IDACORP, Inc.	2,639	193,201
Northwest Natural Gas Co.	303	16,635
NorthWestern Corp.	66	3,825
NRG Yield, Inc. Class A	1,924	27,898
PNM Resources, Inc.	5,661	185,907
Portland General Electric Co.	676	27,838
Southwest Gas Corp.	3,135	217,663
Spark Energy, Inc. Class A	1,108	33,340
Spire, Inc.	723	45,968
Talen Energy Corp. (a)	672	7,728

		1,222,993

Total Common Stocks (cost $31,829,536)		34,793,220

Short-Term Investment - 2.5%
SSGA U.S. Government Money Market Fund 0.00% (c)(d) (cost $896,015)	896,015	896,015

Total Investments - 99.9% (cost $32,725,551) (e)		35,689,235

Other Assets in Excess of Liabilities - 0.1%		43,756

Net Assets - 100.0%		$35,732,991

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of May 31, 2016, total aggregate fair value of security is $0, representing 0.0% of the Fund’s net assets.
(c)	The rate shown is the annualized seven-day yield at May 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).

See accompanying notes to schedules of investments.

14	Enhanced Small Cap Fund

SSGA Enhanced Small Cap Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

(e)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $4,891,554 and $1,927,870, respectively, resulting in net unrealized appreciation of investments of $2,963,684.
REIT	Real Estate Investment Trust

At May 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures (long)	06/17/2016	7	$807,380	$29,086

During the period ended May 31, 2016, average notional value related to futures contracts was $742,066.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$4,692,084	$—	$0	(a)	$4,692,084
Consumer Staples	1,174,568	—	—		1,174,568
Energy	959,382	—	—		959,382
Financials	9,110,907	—	—		9,110,907
Health Care	4,777,300	—	—		4,777,300
Industrials	4,701,820	—	—		4,701,820
Information Technology	6,279,941	—	—		6,279,941
Materials	1,575,479	—	—		1,575,479
Telecommunication Services	298,746	—	—		298,746
Utilities	1,222,993	—	—		1,222,993
Short-Term Investment	896,015	—	—		896,015

Total Investments	$35,689,235	$—	$0		$35,689,235

Other Financial Instruments:
Futures Contracts (b)	29,086	—	—		29,086

Total Investments and Other Financial Instruments	$35,718,321	$—	$0		$35,718,321

(a)	Fund held a Level 3 security that was valued at $0 at May 31, 2016.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

Enhanced Small Cap Fund	15

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 95.8%
Brazil - 0.3%
Transmissora Alianca de Energia Eletrica SA	64,000	$333,850

Chile - 1.0%
E.CL SA	643,428	1,041,550

China - 10.4%
China Dongxiang Group Co., Ltd.	2,023,000	343,643
China Mobile, Ltd.	230,700	2,630,379
China Vanke Co., Ltd. Class H	1,101,600	2,625,439
Dongfeng Motor Group Co., Ltd. Class H	166,000	184,996
Jiangsu Expressway Co., Ltd. Class H	214,000	293,017
Peak Sport Products Co., Ltd.	1,204,000	343,967
Tencent Holdings, Ltd.	160,500	3,579,404
Wuxi Little Swan Co., Ltd. Class B	152,350	535,428
Zhejiang Expressway Co., Ltd. Class H	714,000	668,908

		11,205,181

Czech Republic - 3.0%
O2 Czech Republic A/S	255,705	2,474,323
Pegas Nonwovens SA	13,756	451,157
Philip Morris CR AS	615	313,987

		3,239,467

Egypt - 0.5%
Commercial International Bank Egypt SAE	108,184	518,750

Greece - 0.6%
Aegean Airlines SA	42,381	368,754
Motor Oil Hellas Corinth Refineries SA	20,381	246,725

		615,479

Hungary - 3.0%
Magyar Telekom Telecommunications PLC	307,410	493,030
OTP Bank PLC	16,417	396,755
Richter Gedeon Nyrt	115,616	2,317,840

		3,207,625

India - 10.4%
Ashok Leyland, Ltd.	171,904	278,352
Aurobindo Pharma, Ltd.	52,615	614,083
Bajaj Auto, Ltd.	25,358	986,789
Bharat Petroleum Corp., Ltd.	185,064	2,696,816
Bharti Infratel, Ltd.	39,578	220,316
Divi’s Laboratories, Ltd.	33,832	552,821

Security Description	Shares	Value
Great Eastern Shipping Co. Ltd	48,644	$222,309
Indiabulls Housing Finance, Ltd.	12,776	136,419
Indraprastha Gas, Ltd.	50,389	418,292
Infosys, Ltd.	110,685	2,054,051
Jagran Prakashan, Ltd.	36,601	92,012
Kajaria Ceramics, Ltd.	28,568	462,901
Mphasis, Ltd.	37,192	289,781
Polaris Consulting & Services, Ltd.	8,927	25,659
Reliance Industries, Ltd.	87,065	1,239,432
Torrent Pharmaceuticals, Ltd.	25,380	506,110
Vardhman Textiles, Ltd.	4,342	54,594
Zee Entertainment Enterprises, Ltd.	58,332	384,357

		11,235,094

Indonesia - 6.2%
AKR Corporindo Tbk PT	3,077,700	1,441,968
Bank Central Asia Tbk PT	168,000	159,883
Bank Rakyat Indonesia Persero Tbk PT	586,800	444,610
Bank Tabungan Negara Persero Tbk PT	10,109,600	1,261,850
Telekomunikasi Indonesia Persero Tbk PT	12,407,600	3,360,770

		6,669,081

Malaysia - 8.4%
IGB Real Estate Investment Trust	726,500	283,281
IHH Healthcare Bhd	886,400	1,386,811
Kulim Malaysia Bhd (a)	376,100	367,082
Malayan Banking Bhd	295,100	583,196
MISC Bhd	1,178,700	2,203,818
Public Bank Bhd	496,300	2,298,197
Scientex Bhd	375,000	1,187,939
Ta Ann Holdings Bhd	613,400	597,207
YTL Power International Bhd	639,700	224,646

		9,132,177

Mexico - 2.4%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A (a)	278,200	539,315
Fibra Uno Administracion S.A. de C.V. REIT	174,000	376,721
Gruma S.A.B. de C.V. Class B	63,595	914,192
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (b)	48,000	485,260
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (a)	190,300	240,030

		2,555,518

See accompanying notes to schedules of investments.

16	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Philippines - 7.5%
Cebu Air, Inc.	295,360	$606,320
Filinvest Land, Inc.	11,039,000	460,303
Globe Telecom, Inc.	47,400	2,442,724
JG Summit Holdings, Inc.	239,720	423,412
Manila Water Co., Inc.	1,395,400	796,689
Metro Pacific Investments Corp.	26,240,600	3,383,531

		8,112,979

Poland - 3.4%
Asseco Poland SA	31,509	440,963
Ciech SA (a)	96,279	1,529,048
Eurocash SA	21,643	268,864
Netia SA	146,639	174,393
Neuca SA	5,046	440,034
Polski Koncern Naftowy Orlen SA	32,047	562,180
Polskie Gornictwo Naftowe i Gazownictwo SA	186,109	249,649

		3,665,131

Qatar - 5.6%
Al Meera Consumer Goods Co. QSC	15,343	863,979
Ooredoo QSC	130,311	2,935,174
Qatar Electricity & Water Co. QSC	26,923	1,475,385
Qatar National Bank SAQ	22,826	837,047

		6,111,585

Russia - 0.9%
Sberbank of Russia PJSC (a)	235,786	469,592
Severstal PAO GDR	49,449	516,742

		986,334

South Africa - 0.7%
Vodacom Group, Ltd.	68,997	721,744

South Korea - 9.3%
Dongbu Insurance Co., Ltd.	12,897	788,884
Hyundai Marine & Fire Insurance Co., Ltd.	26,858	712,127
Kia Motors Corp.	4,458	174,497
Korea Electric Power Corp.	34,415	1,816,331
KT Corp.	42,747	1,151,350
KT&G Corp.	15,600	1,668,904
LG Chem, Ltd.	4,433	1,008,007
LG Household & Health Care, Ltd.	438	388,092
NongShim Co., Ltd.	1,211	387,138
Ottogi Corp.	254	180,728
S&T Motiv Co., Ltd.	3,278	197,483
Samsung Electronics Co., Ltd.	931	1,009,273

Security Description	Shares		Value
Woori Bank		74,412	$621,245

			10,104,059

Taiwan - 10.5%
Chunghwa Telecom Co., Ltd.		676,000	2,280,107
E.Sun Financial Holding Co., Ltd.		1,448,000	810,303
Formosa Plastics Corp.		421,000	1,019,824
Hon Hai Precision Industry Co., Ltd.		949,410	2,331,859
Hota Industrial Manufacturing Co., Ltd.		40,000	188,885
Powertech Technology, Inc.		314,000	676,863
Taiwan Semiconductor Manufacturing Co., Ltd.		680,782	3,266,918
Uni-President Enterprises Corp.		237,960	453,118
Wisdom Marine Lines Co., Ltd. (a)		313,000	353,670

			11,381,547

Thailand - 7.8%
Advanced Info Service PCL		100,400	463,709
Airports of Thailand PCL		294,100	3,260,003
GFPT PCL		1,544,300	510,084
Kasikornbank PCL		67,300	331,555
Krung Thai Bank PCL		4,520,400	2,163,718
Srisawad Power 1979 PCL		340,812	405,444
Thai Oil PCL		219,500	387,082
Thai Vegetable Oil PCL		547,600	456,014
Thanachart Capital PCL		444,000	422,561

			8,400,170

Turkey - 1.1%
BIM Birlesik Magazalar A/S		18,252	357,979
KOC Holding A/S		83,938	372,761
Tofas Turk Otomobil Fabrikasi A/S		61,228	459,195

			1,189,935

United Arab Emirates - 2.8%
Emirates Telecommunications Group Co. PJSC		639,551	3,081,880

Total Common Stocks (cost $88,349,154)			103,509,136

	Principal Amount

Convertible Foreign Bond - 0.0% (c)
Oman - 0.0% (c)
Bank Muscat SAOG 3.50%, 3/19/2018 (cost $0)	OMR	46,703	12,131

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	17

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Preferred Stocks - 1.3%
Brazil - 0.4%
Braskem SA Class A	67,900	$394,592

South Korea - 0.9%
Samsung Electronics Co., Ltd.	1,133	1,009,604

Total Preferred Stocks (cost $332,863)		1,404,196

	Principal Amount

Equity-Linked Securities - 0.9%
Saudi Arabia - 0.9%
HSBC Bank PLC, Samba Financial Group (expires 6/29/17)	43,800	246,463
HSBC Bank PLC, Saudi Basic Industries Corp. (expires 10/31/16)	21,714	473,391
HSBC Bank PLC, Yaubu National Petrochemicals Co. (expires 7/31/17)	21,600	244,812

Total Equity-Linked Securities (cost $1,206,351)		964,666

Security Description	Shares	Value
Short-Term Investments - 2.4%
SSGA U.S. Government Money Market Fund 0.00% (d)(e)	2,202,565	$2,202,565
State Street Navigator Securities Lending Prime Portfolio (e)(f)	385,200	385,200

Total Short-Term Investments (cost $2,587,765)		2,587,765

Total Investments - 100.4% (cost $92,476,133) (g)		108,477,894

Liabilities in Excess of Other Assets - (0.4)%		(379,372)

Net Assets - 100.0%		$108,098,522

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2016.
(c)	Amount is less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at May 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).
(f)	Investment of cash collateral for securities loaned.
(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $19,595,445 and $3,593,684, respectively, resulting in net unrealized appreciation of investments of $16,001,761.
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At May 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Mini MSCI Emerging Markets (long)	06/17/2016	74	$2,980,720	$(52,075)

During the period ended May 31, 2016, average notional value related to futures contracts was $1,527,557.

See accompanying notes to schedules of investments.

18	State Street Disciplined Emerging Markets Equity Fund

State Street Disciplined Emerging Markets Equity Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Brazil	$333,850	$—	$—	$333,850
Chile	1,041,550	—	—	1,041,550
China	11,205,181	—	—	11,205,181
Czech Republic	3,239,467	—	—	3,239,467
Egypt	518,750	—	—	518,750
Greece	615,479	—	—	615,479
Hungary	3,207,625	—	—	3,207,625
India	11,235,094	—	—	11,235,094
Indonesia	6,669,081	—	—	6,669,081
Malaysia	9,132,177	—	—	9,132,177
Mexico	2,555,518	—	—	2,555,518
Philippines	8,112,979	—	—	8,112,979
Poland	3,665,131	—	—	3,665,131
Qatar	6,111,585	—	—	6,111,585
Russia	986,334	—	—	986,334
South Africa	721,744	—	—	721,744
South Korea	10,104,059	—	—	10,104,059
Taiwan	11,381,547	—	—	11,381,547
Thailand	8,400,170	—	—	8,400,170
Turkey	1,189,935	—	—	1,189,935
United Arab Emirates	3,081,880	—	—	3,081,880
Convertible Foreign Bond
Oman	—	12,131	—	12,131
Preferred Stocks
Brazil	394,592	—	—	394,592
South Korea	1,009,604	—	—	1,009,604
Equity-Linked Securities
Saudi Arabia	—	964,666	—	964,666
Short-Term Investments	2,587,765	—	—	2,587,765

Total Investments	$107,501,097	$976,797	$—	$108,477,894

Liabilities:

Other Financial Instruments:
Futures Contracts (a)	$(52,075)	$—	$—	$(52,075)

Total Other Financial Instruments	$(52,075)	$—	$—	$(52,075)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street Disciplined Emerging Markets Equity Fund	19

SSGA International Stock Selection Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 97.5%
Australia - 3.9%
Independence Group NL	600,157	$1,244,901
Qantas Airways, Ltd. (a)	2,391,297	5,323,196
Star Entertainment Group, Ltd.	342,173	1,397,276
Suncorp Group, Ltd.	234,412	2,199,089
Woodside Petroleum, Ltd.	90,159	1,785,451

		11,949,913

Denmark - 3.0%
Novo Nordisk A/S Class B	47,498	2,641,817
Vestas Wind Systems A/S	95,016	6,808,483

		9,450,300

Finland - 0.4%
UPM-Kymmene OYJ	58,302	1,121,598

France - 13.1%
AXA SA	202,070	5,076,735
BNP Paribas SA (b)	124,545	6,896,186
Christian Dior SE	14,697	2,396,477
Cie Generale des Etablissements Michelin (b)	27,540	2,798,876
Engie SA	93,085	1,433,941
Peugeot SA (a)	388,671	6,117,074
Renault SA	14,208	1,333,292
Sanofi	96,806	7,937,240
TOTAL SA	50,955	2,476,158
UBISOFT Entertainment (a)	110,122	4,061,779

		40,527,758

Germany - 8.0%
Bayer AG	59,178	5,638,258
Continental AG	15,446	3,313,460
Deutsche Telekom AG (b)	391,744	6,917,322
E.ON SE	116,592	1,146,130
METRO AG	206,645	6,789,644
OSRAM Licht AG	20,595	1,096,026

		24,900,840

Hong Kong - 2.9%
Hongkong Land Holdings, Ltd.	739,300	4,465,372
WH Group, Ltd. (c)	6,043,500	4,650,790

		9,116,162

Italy - 2.6%
Eni SpA	383,638	5,860,718
Intesa Sanpaolo SpA	837,030	2,149,490

		8,010,208

Japan - 24.9%
Bridgestone Corp.	81,800	2,826,268
Canon, Inc.	131,800	3,823,015

Security Description	Shares	Value
Central Japan Railway Co.	35,500	$6,293,087
Hoya Corp.	130,900	4,618,470
Iida Group Holdings Co., Ltd.	266,500	5,588,233
KDDI Corp.	203,500	5,948,702
Kirin Holdings Co., Ltd.	416,900	7,017,669
Komatsu, Ltd.	55,900	965,447
Mitsubishi Corp.	128,600	2,284,338
Mitsubishi Electric Corp.	530,000	6,411,117
Mitsubishi Motors Corp. (b)	160,200	837,638
Mitsubishi UFJ Financial Group, Inc.	777,200	3,886,877
Mizuho Financial Group, Inc.	3,140,400	4,945,914
Nippon Steel & Sumitomo Metal Corp.	405,100	8,377,469
Panasonic Corp.	492,600	4,588,585
Sony Corp.	224,100	6,273,626
Tokyo Steel Manufacturing Co., Ltd.	105,500	633,562
Toyota Motor Corp.	33,700	1,759,941

		77,079,958

Netherlands - 6.0%
ING Groep NV	670,505	8,351,891
Koninklijke Ahold NV	270,664	5,995,984
NN Group NV	126,839	4,235,940

		18,583,815

Singapore - 1.7%
ComfortDelGro Corp., Ltd.	1,560,700	3,105,307
Singapore Airlines, Ltd.	264,000	2,047,433

		5,152,740

Spain - 1.2%
ACS Actividades de Construccion y Servicios SA	61,444	2,027,043
Amadeus IT Holding SA Class A	21,258	984,781
Banco Santander SA	145,981	696,969

		3,708,793

Sweden - 1.9%
Boliden AB	328,459	5,812,074

Switzerland - 8.6%
Lonza Group AG (a)	21,284	3,674,381
Nestle SA	17,492	1,291,663
Novartis AG	90,257	7,164,263
Roche Holding AG	32,061	8,415,206
Swiss Re AG	69,691	6,260,972

		26,806,485

United Kingdom - 17.8%
Barclays PLC	2,324,904	6,141,908
BP PLC	417,925	2,162,440

See accompanying notes to schedules of investments.

20	International Stock Selection Fund

SSGA International Stock Selection Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

BT Group PLC	1,346,940	$8,638,320
Direct Line Insurance Group PLC	1,227,060	6,669,876
HSBC Holdings PLC	726,011	4,679,780
Lloyds Banking Group PLC	5,966,647	6,223,818
Man Group PLC	2,099,154	4,010,168
Reckitt Benckiser Group PLC	12,635	1,258,118
Rio Tinto PLC	192,618	5,419,152
Royal Dutch Shell PLC Class A	193,302	4,640,484
Royal Dutch Shell PLC Class B	134,941	3,245,310
SABMiller PLC	32,854	2,043,498

		55,132,872

United States - 1.5%
Carnival PLC	95,414	4,710,994

Total Common Stocks (cost $308,472,355)		302,064,510

Preferred Stock - 0.4%
Italy - 0.4%
Intesa Sanpaolo SpA (cost $1,514,208)	494,671	1,199,863

Security Description	Shares	Value
Short-Term Investments - 3.6%
SSGA U.S. Government Money Market Fund 0.00% (d)(e)	3,032,981	$3,032,981
State Street Navigator Securities Lending Prime Portfolio (e)(f)	8,047,506	8,047,506

Total Short-Term Investments (cost $11,080,487)		11,080,487

Total Investments - 101.5% (cost $321,067,050) (g)		314,344,860

Liabilities In Excess of Other Assets - (1.5)%		(4,708,857)

Net Assets - 100.0%		$309,636,003

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at May 31, 2016.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.5% of net assets as of May 31, 2016, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The rate shown is the annualized seven-day yield at May 31, 2016.
(e)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).
(f)	Investment of cash collateral for securities loaned.
(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $21,061,817 and $27,784,007, respectively, resulting in net unrealized depreciation of investments of $6,722,190.

At May 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
MSCI EAFE E-Mini Index Futures	06/17/2016	35	$2,905,875	$59,850

During the period ended May 31, 2016, average notional value related to futures contracts was $1,884,339.

See accompanying notes to schedules of investments.

International Stock Selection Fund	21

SSGA International Stock Selection Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Australia	$11,949,913	$—	$—	$11,949,913
Denmark	9,450,300	—	—	9,450,300
Finland	1,121,598	—	—	1,121,598
France	40,527,758	—	—	40,527,758
Germany	24,900,840	—	—	24,900,840
Hong Kong	9,116,162	—	—	9,116,162
Italy	8,010,208	—	—	8,010,208
Japan	77,079,958	—	—	77,079,958
Netherlands	18,583,815	—	—	18,583,815
Singapore	5,152,740	—	—	5,152,740
Spain	3,708,793	—	—	3,708,793
Sweden	5,812,074	—	—	5,812,074
Switzerland	26,806,485	—	—	26,806,485
United Kingdom	55,132,872	—	—	55,132,872
United States	4,710,994	—	—	4,710,994
Preferred Stock
Italy	1,199,863	—	—	1,199,863
Short-Term Investments	11,080,487	—	—	11,080,487

Total Investments	$314,344,860	$—	$—	$314,344,860

Other Financial Instruments:
Futures Contracts (a)	59,850	—	—	59,850

Total Investments and Other Financial Instruments	$314,404,710	$—	$—	$314,404,710

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

22	International Stock Selection Fund

SSGA High Yield Bond Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Corporate Bonds & Notes - 93.2%
Australia - 0.3%
FMG Resources August 2006 Pty, Ltd. 9.75%, 3/1/2022 (a)	$245,000	$260,925

Barbados - 0.3%
Columbus International, Inc. 7.38%, 3/30/2021 (a)	200,000	208,900

Bermuda - 0.8%
Aircastle, Ltd. 5.00%, 4/1/2023	200,000	204,500
Digicel Group, Ltd. 8.25%, 9/30/2020 (a)	200,000	172,250
Fly Leasing, Ltd. 6.75%, 12/15/2020	225,000	227,250

		604,000

Canada - 2.3%
1011778 BC ULC/New Red Finance, Inc. 6.00%, 4/1/2022 (a)	415,000	428,487
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023 (a)	150,000	153,375
Bombardier, Inc. 7.50%, 3/15/2025 (a)	225,000	198,000
Cenovus Energy, Inc. 5.70%, 10/15/2019	325,000	333,938
MEG Energy Corp. 7.00%, 3/31/2024 (a)	175,000	133,875
Teck Resources, Ltd.:
3.75%, 2/1/2023	150,000	110,250
3.85%, 8/15/2017	300,000	308,625
8.00%, 6/1/2021 (a)	100,000	101,750

		1,768,300

Cayman Islands - 1.3%
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	185,000	193,103
Transocean, Inc. 6.50%, 11/15/2020	375,000	286,875
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	225,000	228,937
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	270,000	284,850

		993,765

France - 0.7%
Numericable-SFR SA:
6.00%, 5/15/2022 (a)	300,000	297,750
7.38%, 5/1/2026 (a)	267,000	269,350

		567,100

Security Description	Principal Amount	Value
Germany - 0.5%
Commerzbank AG 8.13%, 9/19/2023 (a)	$200,000	$233,800
Deutsche Bank AG 4.50%, 4/1/2025	200,000	186,000

		419,800

Ireland - 1.4%
Allegion PLC 5.88%, 9/15/2023	200,000	211,540
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
3.63%, 12/15/2019 (a)(b)	150,000	150,375
7.00%, 11/15/2020 (a)	35,294	34,456
7.25%, 5/15/2024 (a)	200,000	204,000
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	600,000	523,740

		1,124,111

Luxembourg - 4.4%
Altice Financing SA 7.50%, 5/15/2026 (a)	285,000	283,945
Altice Finco SA 8.13%, 1/15/2024 (a)	450,000	446,625
Altice Luxembourg SA 7.75%, 5/15/2022 (a)	425,000	435,370
ArcelorMittal:
5.13%, 6/1/2020	40,000	40,100
6.25%, 8/5/2020	100,000	103,250
10.85%, 6/1/2019	650,000	765,375
Ardagh Finance Holdings SA PIK, 8.63%, 6/15/2019 (a)(c)	171,872	178,747
Capsugel SA PIK, 7.00%, 5/15/2019 (a)(c)	155,000	155,969
Coveris Holdings SA 7.88%, 11/1/2019 (a)	400,000	392,000
INEOS Group Holdings SA:
5.88%, 2/15/2019 (a)	160,000	162,000
6.13%, 8/15/2018 (a)	300,000	304,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.88%, 4/15/2020 (a)	200,000	194,750

		3,462,631

Netherlands - 3.2%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust:
3.95%, 2/1/2022	150,000	149,850
4.63%, 7/1/2022	200,000	205,500
Carlson Wagonlit B.V. 6.88%, 6/15/2019 (a)	150,000	154,695

See accompanying notes to schedules of investments.

High Yield Bond Fund	23

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

DPx Holdings B.V. 7.50%, 2/1/2022 (a)	$210,000	$215,250
Lincoln Finance, Ltd. 7.38%, 4/15/2021 (a)	200,000	214,500
NXP B.V./NXP Funding LLC 4.63%, 6/1/2023 (a)	323,000	324,615
Schaeffler Finance B.V. 4.75%, 5/15/2023 (a)	300,000	306,570
Schaeffler Holding Finance B.V.:
PIK, 6.75%, 11/15/2022 (a)(c)	200,000	221,500
PIK, 6.88%, 8/15/2018 (a)(c)	200,000	205,000
VTR Finance B.V. 6.88%, 1/15/2024 (a)	250,000	246,563
Ziggo Bond Finance B.V. 5.88%, 1/15/2025 (a)	250,000	246,406

		2,490,449

Sweden - 0.2%
Perstorp Holding AB 11.00%, 8/15/2017 (a)	150,000	145,406

United Kingdom - 2.9%
Anglo American Capital PLC 4.88%, 5/14/2025 (a)	250,000	225,000
CEVA Group PLC 7.00%, 3/1/2021 (a)	285,000	258,103
Global Ship Lease, Inc. 10.00%, 4/1/2019 (a)	211,000	187,790
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	225,000	198,563
International Game Technology PLC 6.25%, 2/15/2022 (a)	600,000	610,500
Royal Bank of Scotland Group PLC 7.65%, 9/30/2031 (b)	150,000	176,325
Virgin Media Finance PLC 6.38%, 4/15/2023 (a)	450,000	464,445
Virgin Media Secured Finance PLC 5.25%, 1/15/2026 (a)	100,000	99,750

		2,220,476

United States - 74.9%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024 (a)	251,000	260,011
ADT Corp. 3.50%, 7/15/2022	350,000	321,125
AECOM 5.88%, 10/15/2024	259,000	268,713
AES Corp.:
3.67%, 6/1/2019 (b)	350,000	342,125
4.88%, 5/15/2023	250,000	246,250
6.00%, 5/15/2026	245,000	247,450

Security Description	Principal Amount	Value
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	$150,000	$110,625
Alcoa, Inc.:
5.13%, 10/1/2024	175,000	169,313
5.95%, 2/1/2037	250,000	220,000
6.15%, 8/15/2020	175,000	187,145
Ally Financial, Inc.:
3.75%, 11/18/2019	150,000	149,625
4.13%, 2/13/2022	300,000	299,250
5.75%, 11/20/2025	250,000	253,125
8.00%, 11/1/2031	250,000	294,375
American Axle & Manufacturing, Inc. 5.13%, 2/15/2019	150,000	153,000
American Builders & Contractors Supply Co., Inc. 5.63%, 4/15/2021 (a)	220,000	228,250
American Greetings Corp. 7.38%, 12/1/2021	50,000	50,625
Amsurg Corp. 5.63%, 11/30/2020	300,000	307,687
Antero Resources Corp. 5.63%, 6/1/2023	567,000	552,825
Argos Merger Sub, Inc. 7.13%, 3/15/2023 (a)	378,000	381,780
Artesyn Embedded Technologies, Inc. 9.75%, 10/15/2020 (a)	125,000	109,531
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	250,000	255,000
Ashtead Capital, Inc. 5.63%, 10/1/2024 (a)	225,000	226,688
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B 7.38%, 5/1/2021 (a)	106,000	112,286
Bank of America Corp. Series DD, 6.30%, 3/10/2026 (b)	250,000	264,700
Beacon Roofing Supply, Inc. 6.38%, 10/1/2023	350,000	371,000
Berry Plastics Corp. 5.13%, 7/15/2023	150,000	149,625
BI-LO LLC/BI-LO Finance Corp. 9.25%, 2/15/2019 (a)	200,000	186,625
Blue Cube Spinco, Inc. 9.75%, 10/15/2023 (a)	275,000	317,625
Boyd Gaming Corp. 6.38%, 4/1/2026 (a)	275,000	283,937
Builders FirstSource, Inc. 10.75%, 8/15/2023 (a)	311,000	337,435
BWAY Holding Co. 9.13%, 8/15/2021 (a)	225,000	216,984

See accompanying notes to schedules of investments.

24	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

California Resources Corp. 8.00%, 12/15/2022 (a)	$200,000	$145,000
Calpine Corp. 5.38%, 1/15/2023	660,000	645,150
Carlson Travel Holdings, Inc. PIK, 7.50%, 8/15/2019 (a)(c)	180,000	173,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75%, 2/15/2026 (a)	255,000	261,375
5.88%, 4/1/2024 (a)	833,000	866,320
Centene Escrow Corp. 5.63%, 2/15/2021 (a)	408,000	423,300
Central Garden & Pet Co. 6.13%, 11/15/2023	250,000	259,375
Century Intermediate Holding Co. 2 PIK, 9.75%, 2/15/2019 (a)(c)	190,000	192,494
CenturyLink, Inc. Series Y, 7.50%, 4/1/2024	400,000	394,760
Cequel Communications Holdings I LLC/Cequel Capital Corp. 6.38%, 9/15/2020 (a)	300,000	305,250
Chesapeake Energy Corp. 8.00%, 12/15/2022 (a)	357,000	287,385
CIT Group, Inc.:
3.88%, 2/19/2019	530,000	532,650
5.25%, 3/15/2018	400,000	413,000
Continental Resources, Inc. 5.00%, 9/15/2022	450,000	422,730
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (a)	225,000	210,375
DaVita HealthCare Partners, Inc. 5.00%, 5/1/2025	395,000	389,075
DCP Midstream Operating L.P. 2.50%, 12/1/2017	300,000	292,500
Denbury Resources, Inc.:
4.63%, 7/15/2023	35,000	23,975
9.00%, 5/15/2021 (a)	140,000	137,725
Diebold, Inc. 8.50%, 4/15/2024 (a)	333,000	329,670
DISH DBS Corp. 5.88%, 11/15/2024	460,000	426,650
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp. 8.13%, 6/15/2021 (a)	304,000	272,270
DR Horton, Inc. 4.00%, 2/15/2020	402,000	412,050
Dynegy, Inc.:
7.38%, 11/1/2022	250,000	241,250
7.63%, 11/1/2024	135,000	129,600

Security Description	Principal Amount	Value
Eldorado Resorts, Inc. 7.00%, 8/1/2023	$181,000	$189,145
Energy Transfer Equity L.P. 7.50%, 10/15/2020	150,000	153,975
Equinix, Inc. 5.38%, 1/1/2022	400,000	412,000
ExamWorks Group, Inc. 5.63%, 4/15/2023	150,000	160,031
First Data Corp.:
6.75%, 11/1/2020 (a)	224,000	235,760
7.00%, 12/1/2023 (a)	430,000	435,934
Florida East Coast Holdings Corp. 9.75%, 5/1/2020 (a)	450,000	372,656
Freeport-McMoRan, Inc.:
2.38%, 3/15/2018	125,000	121,213
3.55%, 3/1/2022	400,000	337,000
5.45%, 3/15/2043	450,000	338,490
Fresenius Medical Care US Finance II, Inc. 4.13%, 10/15/2020 (a)	100,000	103,000
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	154,000	139,755
Frontier Communications Corp.:
9.25%, 7/1/2021	250,000	263,125
10.50%, 9/15/2022 (a)	815,000	848,659
GameStop Corp. 6.75%, 3/15/2021 (a)	300,000	291,937
Gates Global LLC/Gates Global Co. 6.00%, 7/15/2022 (a)	295,000	257,476
Genworth Holdings, Inc. 6.15%, 11/15/2066 (b)	350,000	114,625
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	144,000	147,240
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023	225,000	230,063
Group 1 Automotive, Inc. 5.00%, 6/1/2022	350,000	347,375
Hanesbrands, Inc. 4.63%, 5/15/2024 (a)	212,000	211,216
HCA Holdings, Inc. 6.25%, 2/15/2021	800,000	856,000
HCA, Inc.:
3.75%, 3/15/2019	100,000	102,750
4.25%, 10/15/2019	600,000	622,500
HD Supply, Inc. 5.25%, 12/15/2021 (a)	550,000	578,875
Hertz Corp. 6.75%, 4/15/2019	315,000	318,937
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023 (a)	200,000	204,260

See accompanying notes to schedules of investments.

High Yield Bond Fund	25

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Huntington Ingalls Industries, Inc. 5.00%, 11/15/2025 (a)	$150,000	$157,500
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.00%, 8/1/2020	350,000	337,750
International Lease Finance Corp.:
6.25%, 5/15/2019	405,000	436,387
8.25%, 12/15/2020	250,000	293,750
Jack Cooper Holdings Corp. 10.25%, 6/1/2020 (a)	250,000	167,188
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	190,000	193,629
JBS USA LLC / JBS USA Finance, Inc. 7.25%, 6/1/2021 (a)	450,000	461,250
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	219,000	223,380
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	200,000	193,125
L Brands, Inc.:
6.88%, 11/1/2035	205,000	215,763
7.00%, 5/1/2020	300,000	336,562
Lamar Media Corp. 5.75%, 2/1/2026 (a)	99,000	103,950
Lennar Corp.:
4.50%, 6/15/2019	150,000	154,313
4.50%, 11/15/2019	300,000	312,390
4.75%, 4/1/2021	50,000	51,125
Level 3 Financing, Inc. 5.38%, 1/15/2024	725,000	737,832
Levi Strauss & Co. 6.88%, 5/1/2022	125,000	133,388
LifePoint Health, Inc. 5.88%, 12/1/2023	435,000	449,681
Live Nation Entertainment, Inc. 5.38%, 6/15/2022 (a)	250,000	258,750
LMI Aerospace, Inc. 7.38%, 7/15/2019	225,000	228,938
Masco Corp. 3.50%, 4/1/2021	180,000	182,700
Match Group, Inc. 6.38%, 6/1/2024 (a)	375,000	381,112
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	150,000	145,125
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	365,000	370,475
MGM Growth Properties Operating Partnership L.P./MGP Escrow Co-Issuer, Inc. 5.63%, 5/1/2024 (a)	134,000	141,035

Security Description	Principal Amount	Value
MGM Resorts International:
6.63%, 12/15/2021	$300,000	$323,640
6.75%, 10/1/2020	100,000	108,800
7.75%, 3/15/2022	125,000	141,250
Midcontinent Communications & Midcontinent Finance Corp. 6.88%, 8/15/2023 (a)	100,000	103,813
Milacron LLC/Mcron Finance Corp. 7.75%, 2/15/2021 (a)	250,000	257,500
Molina Healthcare, Inc. 5.38%, 11/15/2022 (a)	140,000	139,566
Monitronics International, Inc. 9.13%, 4/1/2020	250,000	204,531
MPG Holdco I, Inc. 7.38%, 10/15/2022	155,000	153,450
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	203,000	208,075
MPT Operating Partnership L.P. / MPT Finance Corp. 5.50%, 5/1/2024	200,000	206,000
MSCI, Inc. 5.25%, 11/15/2024 (a)	250,000	258,125
Navient Corp. Series MTN, 8.00%, 3/25/2020	350,000	361,375
Navistar International Corp. 8.25%, 11/1/2021	300,000	211,650
NBTY, Inc. 7.63%, 5/15/2021 (a)	363,000	370,260
NCR Corp. 5.88%, 12/15/2021	200,000	203,000
Neptune Finco Corp. 10.13%, 1/15/2023 (a)	550,000	616,000
NES Rentals Holdings, Inc. 7.88%, 5/1/2018 (a)	400,000	388,000
Netflix, Inc.:
5.50%, 2/15/2022	283,000	295,395
5.75%, 3/1/2024	150,000	156,750
Newfield Exploration Co.:
5.38%, 1/1/2026	200,000	194,560
5.75%, 1/30/2022	300,000	302,250
Nexstar Broadcasting, Inc.:
6.13%, 2/15/2022 (a)	300,000	299,250
6.88%, 11/15/2020	131,000	136,486
NRG Energy, Inc.:
6.25%, 7/15/2022	450,000	440,865
6.25%, 5/1/2024	50,000	48,485
7.25%, 5/15/2026 (a)	100,000	99,750
Oasis Petroleum, Inc. 6.88%, 3/15/2022	200,000	183,500

See accompanying notes to schedules of investments.

26	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

OneMain Financial Holdings LLC 7.25%, 12/15/2021 (a)	$300,000	$300,937
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/2024	300,000	310,500
5.88%, 3/15/2025	125,000	130,000
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a)	100,000	106,250
Parsley Energy LLC/Parsley Finance Corp. 7.50%, 2/15/2022 (a)	303,000	319,968
Party City Holdings, Inc. 6.13%, 8/15/2023 (a)	219,000	224,064
Penn National Gaming, Inc. 5.88%, 11/1/2021	300,000	308,250
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	200,000	199,500
5.75%, 10/1/2022	200,000	205,000
PF Chang’s China Bistro, Inc. 10.25%, 6/30/2020 (a)	200,000	182,500
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 5.88%, 1/15/2024 (a)	283,000	297,150
Plantronics, Inc. 5.50%, 5/31/2023 (a)	292,000	289,810
Plastipak Holdings, Inc. 6.50%, 10/1/2021 (a)	200,000	205,260
Platform Specialty Products Corp. 6.50%, 2/1/2022 (a)	332,000	294,650
Post Holdings, Inc. 6.00%, 12/15/2022 (a)	400,000	409,000
PQ Corp. 6.75%, 11/15/2022 (a)	190,000	197,600
Prestige Brands, Inc. 6.38%, 3/1/2024 (a)	200,000	210,500
Provident Funding Associates L.P./PFG Finance Corp. 6.75%, 6/15/2021 (a)	233,000	220,913
Qualitytech LP/QTS Finance Corp. 5.88%, 8/1/2022	200,000	203,375
Quorum Health Corp. 11.63%, 4/15/2023 (a)	100,000	100,000
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	190,000	195,225
Revlon Consumer Products Corp. 5.75%, 2/15/2021	340,000	340,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	200,000	206,260

Security Description	Principal Amount	Value
6.88%, 2/15/2021	$340,000	$352,750
9.88%, 8/15/2019	275,000	284,625
Rice Energy, Inc.:
6.25%, 5/1/2022	210,000	206,325
7.25%, 5/1/2023	50,000	49,875
RR Donnelley & Sons Co. 7.88%, 3/15/2021	350,000	364,875
RSP Permian, Inc. 6.63%, 10/1/2022	265,000	273,957
Scotts Miracle-Gro Co. 6.00%, 10/15/2023 (a)	190,000	201,400
Sealed Air Corp. 4.88%, 12/1/2022 (a)	300,000	307,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. 6.38%, 5/1/2022 (a)	250,000	238,450
Sinclair Television Group, Inc. 6.38%, 11/1/2021	325,000	343,687
Sirius XM Radio, Inc. 6.00%, 7/15/2024 (a)	475,000	499,937
Sprint Communications, Inc. 7.00%, 3/1/2020 (a)	350,000	361,200
Sprint Corp. 7.25%, 9/15/2021	375,000	303,750
SS&C Technologies Holdings, Inc. 5.88%, 7/15/2023	150,000	156,000
Standard Industries, Inc. 5.13%, 2/15/2021 (a)	425,000	440,937
StandardAero Aviation Holdings, Inc. 10.00%, 7/15/2023 (a)	225,000	224,578
Steel Dynamics, Inc. 5.13%, 10/1/2021	330,000	336,402
Sunoco L.P./Sunoco Finance Corp. 6.38%, 4/1/2023 (a)	346,000	342,540
T-Mobile USA, Inc.:
6.00%, 3/1/2023	425,000	443,062
6.63%, 4/28/2021	733,000	769,650
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.13%, 11/15/2019	300,000	292,500
5.00%, 1/15/2018	175,000	178,500
Team Health, Inc. 7.25%, 12/15/2023 (a)	330,000	353,100
Tempur Sealy International, Inc. 5.63%, 10/15/2023	200,000	207,000
Tenet Healthcare Corp.:
5.00%, 3/1/2019	750,000	726,600
6.88%, 11/15/2031	400,000	320,000

See accompanying notes to schedules of investments.

High Yield Bond Fund	27

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Principal Amount	Value

Tenneco, Inc. 5.38%, 12/15/2024	$150,000	$155,438
Tesoro Logistics L.P./Tesoro Logistics Finance Corp. 6.25%, 10/15/2022	400,000	413,000
Toll Brothers Finance Corp. 4.88%, 11/15/2025	300,000	303,000
TransDigm, Inc. 5.50%, 10/15/2020	225,000	230,355
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	250,000	261,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 4.38%, 6/15/2019	200,000	199,750
Tribune Media Co. 5.88%, 7/15/2022	225,000	227,250
United Rentals North America, Inc.:
4.63%, 7/15/2023	100,000	99,130
5.50%, 7/15/2025	175,000	171,500
6.13%, 6/15/2023	250,000	258,125
Univar USA, Inc. 6.75%, 7/15/2023 (a)	150,000	150,844
US Concrete, Inc. 6.38%, 6/1/2024 (a)	233,000	231,835
Vereit Operating Partnership L.P. 4.60%, 2/6/2024	350,000	349,344
VeriSign, Inc. 5.25%, 4/1/2025	150,000	153,000
WCI Communities, Inc. 6.88%, 8/15/2021	245,000	245,613
Weatherford International, Ltd. 5.13%, 9/15/2020	250,000	202,500
WellCare Health Plans, Inc. 5.75%, 11/15/2020	350,000	362,250
Western Digital Corp. 7.38%, 4/1/2023 (a)	450,000	468,000
WhiteWave Foods Co. 5.38%, 10/1/2022	300,000	320,640
Whiting Petroleum Corp. 5.75%, 3/15/2021	275,000	232,045
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019	250,000	260,000
William Carter Co. 5.25%, 8/15/2021	200,000	206,500
Williams Partners L.P./ACMP Finance Corp. 4.88%, 5/15/2023	250,000	227,708
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	450,000	430,875
York Risk Services Holding Corp. 8.50%, 10/1/2022 (a)	255,000	185,672

Security Description	Principal Amount	Value
Yum! Brands, Inc. 5.35%, 11/1/2043	$300,000	$242,250
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	175,000	175,000

		58,334,684

Total Corporate Bonds & Notes (cost $72,344,700)		72,600,547

Short-Term Investment - 6.3%
SSGA U.S. Government Money Market Fund 0.00% (d)(e) (cost $4,911,935)	4,911,935	4,911,935

Total Investments - 99.5% (cost $77,256,635) (f)		77,512,482

Other Assets in Excess of Liabilities - 0.5%		395,192

Net Assets - 100.0%		$77,907,674

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 44.9% of net assets as of May 31, 2016, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(c)	Perpetual floating rate security. Date shown reflects the next reset date.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedules of investments).
(e)	The rate shown is the annualized seven-day yield at May 31, 2016.
(f)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016, was $1,542,494 and $1,286,647, respectively, resulting in net unrealized appreciation of investments of $255,847.
PIK	Payment in Kind

See accompanying notes to schedules of investments.

28	High Yield Bond Fund

SSGA High Yield Bond Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Centrally-Cleared Credit Default Swap Contracts
Credit Indices

Reference Entity	Notional Amount*		Fund (Pays)/ Receives Fixed Rate	Termination Date	Value $	Upfront Premiums Received/ (Paid) $	Unrealized Appreciation/ (Depreciation) $
Protection Sold:
Markit CDX North American High Yield Index	USD	3,500,000	5.00%	06/20/2021	95,355	(59,700)	35,655

*	The maximum potential amount the Fund may pay should a negative event take place as defined under the terms of the agreement.

During the period ended May 31, 2016, average notional value related to swap contracts was $2,437,790.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Corporate Bonds & Notes
Australia	$—	$260,925	$—	$260,925
Barbados	—	208,900	—	208,900
Bermuda	—	604,000	—	604,000
Canada	—	1,768,300	—	1,768,300
Cayman Islands	—	993,765	—	993,765
France	—	567,100	—	567,100
Germany	—	419,800	—	419,800
Ireland	—	1,124,111	—	1,124,111
Luxembourg	—	3,462,631	—	3,462,631
Netherlands	—	2,490,449	—	2,490,449
Sweden	—	145,406	—	145,406
United Kingdom	—	2,220,476	—	2,220,476
United States	—	58,334,684	—	58,334,684
Short-Term Investment	4,911,935	—	—	4,911,935

Total Investments	$4,911,935	$72,600,547	$—	$77,512,482

Other Financial Instruments:
Credit Default Swap Contracts (a)	—	35,655	—	35,655

Total Investments and Other Financial Instruments	$4,911,935	$72,636,202	$—	$77,548,137

(a)	Credit Default Swap Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

High Yield Bond Fund	29

SSGA Funds

Notes to Schedules of Investments — May 31, 2016 (Unaudited)

Security Valuation

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments. Valuation techniques used to value each Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no prices are obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”) and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation on the settlement date of the swap agreements, the agreements will be fair valued.

•

Equity-Linked Securities are valued at the last reported sale or settlement price of the linked referenced equity. Foreign exchange adjustments, if any, are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Funds’ net asset value and the prices used by the Funds’ underlying indices, which in turn could result in a difference between the Funds’ performance and the performance of the Funds’ underlying indices. Various inputs are used in determining the value of the Funds’ investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

30

SSGA Funds

Notes to Schedules of Investments, continued — May 31, 2016 (Unaudited)

The Funds’ value their assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. During the period ended May 31, 2016, there were no material transfers between levels except for the International Stock Selection Fund which had $51,831,256 transferred from Level 2 to Level 1 due to a market closure in observance of a holiday on August 31, 2015. The transfers that did occur were the result of fair value pricing using significant observable inputs.

Transactions with Affiliated Issuers

Each Fund may invest in the SSGA U.S. Government Money Market Fund and SSGA Clarion Real Estate Fund may also invest in the SSGA Prime Money Market Fund, each a series of the Trust. Cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio, a series of State Street Navigator Securities Lending Trust, for which SSGA FM serves as the investment adviser.

Amounts related to investments in the SSGA U.S. Government Money Market Fund, SSGA Prime Money Market Fund and/or State Street Navigator Securities Lending Prime Portfolio at May 31, 2016 and for the period then ended are:

SSGA U.S. Government Money Market Fund	Value at 8/31/15	Purchased Cost	Sold Cost	Value at 5/31/16	Income
SSGA Dynamic Small Cap Fund	$—	$11,134,524	$10,836,344	$298,180	$1
SSGA Enhanced Small Cap Fund	—	9,898,308	9,002,293	896,015	10
State Street Disciplined Emerging Markets Equity Fund	—	47,604,068	45,401,503	2,202,565	3
SSGA International Stock Selection Fund	—	43,661,282	40,628,301	3,032,981	—
SSGA High Yield Bond Fund	—	43,658,585	38,746,650	4,911,935	610

SSGA Prime Money Market Fund	Value at 8/31/15	Purchased Cost	Sold Cost	Value at 5/31/16	Income
SSGA Dynamic Small Cap Fund	$248,619	$258,639	$507,258	$—	$15
SSGA Clarion Real Estate Fund	203,411	4,978,274	4,955,311	226,374	300
SSGA Enhanced Small Cap Fund	992,460	135,888	1,128,348	—	77
State Street Disciplined Emerging Markets Equity Fund	327,928	4,179,019	4,506,947	—	157
SSGA International Stock Selection Fund	3,492,482	5,473,506	8,965,988	—	200
SSGA High Yield Bond Fund	2,985,722	2,079,435	5,065,157	—	180

State Street Navigator Securities Lending Prime Portfolio	Value at 8/31/15	Purchased Cost	Sold Cost	Value at 5/31/16	Income
SSGA Dynamic Small Cap Fund	$5,375,144	$9,648,555	$8,776,790	$6,246,909	$23,542
SSGA Clarion Real Estate Fund	4,470,984	55,026,332	54,707,967	4,789,349	4,662
State Street Disciplined Emerging Markets Equity Fund	4,543,293	11,740,898	15,898,991	385,200	12,245
SSGA International Stock Selection Fund	3,247,773	139,881,957	135,082,224	8,047,506	54,929

31

Quarterly Report

31 May 2016

SSGA Funds

Institutional Money Market Funds

SSGA U.S. Treasury Money Market Fund

SSGA Prime Money Market Fund

SSGA Funds

Institutional Money Market Funds

Quarterly Report

May 31, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA U.S. Treasury Money Market Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Treasury Debt - 70.5%
U.S. Treasury Bill (a)	0.228%	07/21/2016	07/21/2016	$603,000,000	$602,812,465
U.S. Treasury Bill (a)	0.228%	08/04/2016	08/04/2016	500,000,000	499,799,684
U.S. Treasury Bill (a)	0.230%	08/11/2016	08/11/2016	403,000,000	402,811,712
U.S. Treasury Bill (a)	0.238%	07/14/2016	07/14/2016	496,500,000	496,364,168
U.S. Treasury Bill (a)	0.248%	07/07/2016	07/07/2016	656,500,000	656,352,405
U.S. Treasury Bill (a)	0.250%	07/28/2016	07/28/2016	299,000,000	298,883,213
U.S. Treasury Bill (a)	0.275%	08/18/2016	08/18/2016	450,000,000	449,731,875
U.S. Treasury Bill (a)	0.300%	06/30/2016	06/30/2016	625,000,000	624,859,880
U.S. Treasury Bill (a)	0.303%	06/23/2016	06/23/2016	300,000,000	299,944,840
U.S. Treasury Bill (a)	0.311%	06/09/2016	06/09/2016	325,000,000	324,977,339
U.S. Treasury Bill (a)	0.325%	06/02/2016	06/02/2016	250,000,000	249,997,743
U.S. Treasury Bill (a)	0.338%	06/16/2016	06/16/2016	300,000,000	299,958,048
U.S. Treasury Bill (a)	0.340%	09/01/2016	09/01/2016	100,000,000	99,914,056
U.S. Treasury Note (b)	0.403%	06/01/2016	10/31/2016	125,000,000	124,990,161
U.S. Treasury Note (b)	0.420%	06/01/2016	07/31/2016	59,000,000	59,001,228
U.S. Treasury Note (b)	0.424%	06/01/2016	04/30/2017	125,500,000	125,500,433
U.S. Treasury Note (b)	0.427%	06/01/2016	07/31/2017	250,500,000	250,433,581
U.S. Treasury Note (b)	0.434%	06/01/2016	01/31/2017	470,300,000	470,352,894
U.S. Treasury Note (b)	0.518%	06/01/2016	10/31/2017	217,500,000	217,307,256
U.S. Treasury Note (b)	0.540%	06/01/2016	04/30/2018	705,000	705,000
U.S. Treasury Note (b)	0.622%	06/01/2016	01/31/2018	105,500,000	105,743,493

Total Treasury Debt					6,660,441,474

Treasury Repurchase Agreements - 28.1%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Bonds, 3.375% - 5.250% due 02/15/2029 - 05/15/2044, a U.S. Treasury Inflation Index Bond, 3.625% due 04/15/2028, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2021 - 01/15/2026, and U.S. Treasury Notes, 1.625% - 2.125% due 06/30/2020 - 09/30/2021, valued at $159,040,487); expected proceeds $155,923,256	0.290%	06/01/2016	06/01/2016	155,922,000	155,922,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/27/2016 (collateralized by various U.S. Treasury Bonds, 1.250% due 07/15/2020, and a U.S. Treasury Inflation Index Note, 0.410% due 04/30/2018, valued at $51,000,085); expected proceeds $50,002,722	0.280%	06/03/2016	06/03/2016	50,000,000	50,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2042, and a U.S. Treasury Inflation Index Note, 1.250% due 07/15/2020, valued at $127,500,003); expected proceeds $125,005,833	0.280%	06/06/2016	06/06/2016	125,000,000	125,000,000

See accompanying notes to schedules of investments.

U.S. Treasury Money Market Fund	1

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Notes, 1.750% - 2.375% due 07/31/2017 - 03/31/2022, valued at $79,316,256); expected proceeds $77,761,626	0.290%	06/01/2016	06/01/2016	$77,761,000	$77,761,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon Corp. (Tri-Party), dated 05/27/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and U.S. Treasury Notes, 1.000% - 1.250% due 06/30/2019 - 02/29/2020, valued at $255,000,063); expected proceeds $250,013,125	0.270%	06/03/2016	06/03/2016	250,000,000	250,000,000
Agreement with Federal Reserve Bank and Bank of New York Mellon Corp. (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Note, 2.625% due 08/15/2020, valued at $780,005,440); expected proceeds $780,005,417	0.250%	06/01/2016	06/01/2016	780,000,000	780,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 05/25/2016 (collateralized by various U.S. Treasury Inflation Index Notes, 0.125% due 04/15/2018 - 07/15/2024, valued at $76,501,322); expected proceeds $75,003,792	0.260%	06/01/2016	06/01/2016	75,000,000	75,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Strip, 0.000% due 08/15/2023, valued at $170,036,656); expected proceeds $166,707,224	0.260%	06/06/2016	06/06/2016	166,700,000	166,700,000
Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Bonds, 2.500% - 3.750% due 11/15/2043 - 02/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2027, a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, U.S. Treasury Notes, 0.625% - 2.250% due 08/15/2016 - 11/15/2025, and a U.S. Treasury Strip, 0.000% due 08/15/2021, valued at $153,003,849); expected proceeds $150,006,750	0.270%	06/06/2016	06/06/2016	150,000,000	150,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Inflation Index Bonds, 0.750% - 3.375% due 04/15/2032 - 02/15/2045, valued at $17,341,146); expected proceeds $17,000,137	0.290%	06/01/2016	06/01/2016	17,000,000	17,000,000

See accompanying notes to schedules of investments.

2	U.S. Treasury Money Market Fund

SSGA U.S. Treasury Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon Corp. (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 03/30/2017, U.S. Treasury Bonds, 3.125% - 6.000% due 02/15/2026 - 11/15/2043, a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, U.S. Treasury Inflation Index Notes, 0.125% - 2.625% due 04/15/2018 - 07/15/2021, and U.S. Treasury Notes, 0.625% - 3.750% due 05/31/2017 - 05/31/2022, valued at $255,002,009); expected proceeds $250,001,944	0.280%	06/01/2016	06/01/2016	$250,000,000	$250,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 05/27/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 09/22/2016, U.S. Treasury Bonds, 2.500% - 9.000% due 11/15/2018 - 02/15/2045, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.625% - 1.125% due 01/15/2021 - 07/15/2021, and U.S. Treasury Notes, 1.375% - 3.750% due 05/31/2017 - 03/31/2022, valued at $204,000,019); expected proceeds $200,011,278	0.290%	06/03/2016	06/03/2016	200,000,000	200,000,000
Agreement with Societe Generale and Bank of New York Mellon Corp. (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Bonds, 2.500% - 3.125% due 08/15/2044 - 02/15/2045, U.S. Treasury Notes, 0.625% - 2.625% due 12/15/2016 - 12/31/2022, and a U.S. Treasury Strip, 0.000% due 11/15/2025, valued at $280,500,000); expected proceeds $275,013,750	0.300%	06/06/2016	06/06/2016	275,000,000	275,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon Corp. (Tri-Party), dated 05/31/2016 (collateralized by various U.S. Treasury Notes, 0.875% - 2.000% due 05/31/2018 - 02/28/2021, valued at $88,842,745); expected proceeds $87,100,677	0.280%	06/01/2016	06/01/2016	87,100,000	87,100,000

Total Treasury Repurchase Agreements					2,659,483,000

Total Investments - 98.6% (c)(d)					9,319,924,474

Other Assets In Excess of Liabilities - 1.4%					136,719,190

Net Assets - 100.0%					$9,456,643,664

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2016.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedules of investments).
(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

U.S. Treasury Money Market Fund	3

SSGA Prime Money Market Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Asset Backed Commercial Paper - 5.8%
Collateralized Commercial Paper Co. LLC (a)(b)	0.816%	06/27/2016	07/25/2016	$50,000,000	$50,000,000
Kells Funding LLC (c)	0.590%	08/19/2016	08/19/2016	75,000,000	74,902,896
Kells Funding LLC (c)	0.590%	08/24/2016	08/24/2016	25,000,000	24,965,583
Kells Funding LLC (c)	0.600%	07/18/2016	07/18/2016	40,000,000	39,968,667
Kells Funding LLC (b)(c)	0.610%	06/06/2016	06/06/2016	15,000,000	14,998,729
Kells Funding LLC (c)	0.610%	08/26/2016	08/26/2016	30,000,000	29,956,283
Liberty Funding LLC (c)	0.660%	09/09/2016	09/09/2016	65,000,000	64,880,833
Nieuw Amsterdam Receivables Corp. (c)	0.520%	07/20/2016	07/20/2016	35,000,000	34,975,228

Total Asset Backed Commercial Paper					334,648,219

Certificates of Deposit - 32.8%
Bank of Montreal (c)	0.550%	07/01/2016	07/01/2016	30,000,000	30,000,000
Bank of Montreal (c)	0.560%	07/05/2016	07/05/2016	27,000,000	27,000,000
Bank of Montreal (c)	0.590%	07/12/2016	07/12/2016	18,000,000	18,000,000
Bank of Montreal (a)	0.779%	06/02/2016	09/02/2016	63,000,000	63,019,682
Bank of Montreal (a)	0.787%	06/08/2016	07/08/2016	20,000,000	20,000,000
Bank of Nova Scotia (a)	0.777%	06/07/2016	10/07/2016	25,000,000	25,000,000
Bank of Nova Scotia (a)	0.793%	06/23/2016	09/23/2016	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (c)	0.320%	08/16/2016	08/16/2016	40,000,000	40,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (c)	0.630%	07/25/2016	07/25/2016	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (c)	0.690%	06/01/2016	06/01/2016	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (c)	0.700%	06/01/2016	06/01/2016	55,000,000	55,000,000
BNP Paribas (c)	0.600%	06/01/2016	06/01/2016	30,000,000	30,000,000
BNP Paribas (c)	0.670%	09/06/2016	09/06/2016	75,000,000	75,000,000
Canadian Imperial Bank of Commerce (a)	0.784%	06/17/2016	08/17/2016	50,000,000	50,000,000
Citibank NA (c)	0.580%	07/06/2016	07/06/2016	23,000,000	23,000,000
Citibank NA (c)	0.620%	08/25/2016	08/25/2016	55,000,000	55,000,000
Citibank NA (c)	0.640%	06/02/2016	06/02/2016	50,000,000	50,000,000
Citibank NA (c)	0.710%	07/11/2016	07/11/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (c)	0.710%	08/01/2016	08/01/2016	40,000,000	40,000,000
Credit Agricole Corporate & Investment Bank (c)	0.720%	08/19/2016	08/19/2016	100,000,000	100,000,000
Credit Suisse (c)	0.800%	06/02/2016	06/02/2016	25,000,000	25,000,000
Credit Suisse (c)	0.810%	06/07/2016	06/07/2016	40,000,000	40,000,000
ING Bank NV (c)	0.700%	06/02/2016	06/02/2016	50,000,000	50,000,000
ING Bank NV (c)	0.715%	08/15/2016	08/15/2016	50,000,000	50,000,000
ING Bank NV (c)	0.730%	07/01/2016	07/01/2016	50,000,000	50,000,000
National Australia Bank Ltd. (c)	0.720%	06/14/2016	06/14/2016	100,000,000	100,000,180
Norinchukin Bank (c)	0.610%	07/07/2016	07/07/2016	22,000,000	22,000,877
Norinchukin Bank (c)	0.620%	08/19/2016	08/19/2016	50,000,000	50,001,094
Norinchukin Bank (c)	0.630%	08/09/2016	08/09/2016	100,000,000	100,000,000
Rabobank Nederland NV (c)	0.500%	06/15/2016	06/15/2016	25,000,000	25,000,000
Rabobank Nederland NV (c)	0.720%	07/19/2016	07/19/2016	50,000,000	50,000,000
Rabobank Nederland NV (a)	0.787%	06/09/2016	09/09/2016	10,000,000	10,000,000
Rabobank Nederland NV (a)	0.787%	06/13/2016	09/12/2016	50,000,000	50,000,000
Royal Bank of Canada (a)	0.787%	06/07/2016	07/07/2016	50,000,000	50,000,000
Sumitomo Mitsui Banking Corp. (c)	0.610%	06/06/2016	06/06/2016	25,000,000	25,000,000
Sumitomo Mitsui Banking Corp. (c)	0.640%	08/23/2016	08/23/2016	40,000,000	40,000,000
Sumitomo Mitsui Banking Corp. (c)	0.700%	06/15/2016	06/15/2016	75,000,000	75,000,000
Sumitomo Mitsui Banking Corp. (c)	0.760%	08/25/2016	08/25/2016	40,000,000	40,008,400
Svenska Handelsbanken AB (c)	0.550%	07/28/2016	07/28/2016	85,000,000	85,000,672

See accompanying notes to schedules of investments.

4	Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Wells Fargo Bank NA (a)	0.787%	06/09/2016	09/08/2016	$60,000,000	$60,000,000
Wells Fargo Bank NA (a)	0.789%	06/13/2016	07/08/2016	40,000,000	40,000,000

Total Certificates of Deposit					1,893,030,905

Financial Company Commercial Paper - 27.8%
Australia & New Zealand Banking Group Ltd. (b)(c)	0.550%	07/05/2016	07/05/2016	43,000,000	42,977,664
Australia & New Zealand Banking Group Ltd. (c)	0.550%	07/25/2016	07/25/2016	50,000,000	49,958,750
Australia & New Zealand Banking Group Ltd. (c)	0.640%	09/07/2016	09/07/2016	28,800,000	28,749,824
Bank of Nova Scotia (a)(b)	0.787%	06/13/2016	08/12/2016	50,000,000	50,000,000
BNP Paribas (c)	0.600%	07/11/2016	07/11/2016	15,000,000	14,990,000
BNP Paribas (c)	0.790%	09/12/2016	09/12/2016	15,000,000	14,966,096
Caisse des Depots et Consignations (c)	0.645%	09/01/2016	09/01/2016	150,000,000	149,757,222
DBS Bank Ltd. (c)	0.500%	07/11/2016	07/11/2016	75,000,000	74,958,333
DBS Bank Ltd. (c)	0.600%	08/25/2016	08/25/2016	75,000,000	74,893,750
DnB Bank ASA (b)(c)	0.635%	06/10/2016	06/10/2016	25,000,000	24,996,031
DnB Bank ASA (b)(c)	0.670%	07/05/2016	07/05/2016	50,000,000	49,968,361
DnB Bank ASA (b)(c)	0.730%	06/17/2016	06/17/2016	50,000,000	49,983,778
DnB Bank ASA (c)	0.730%	09/23/2016	09/23/2016	50,000,000	49,884,417
Erste Abwicklungsanstalt (b)(c)	0.650%	06/01/2016	06/01/2016	50,000,000	50,000,000
Erste Abwicklungsanstalt (b)(c)	0.650%	06/02/2016	06/02/2016	35,000,000	34,999,368
HSBC Bank PLC (a)(b)	0.816%	06/27/2016	07/25/2016	55,000,000	55,000,000
KFW International Finance, Inc. (c)	0.395%	06/27/2016	06/27/2016	75,000,000	74,978,604
National Australia Bank Ltd. (c)	0.600%	08/25/2016	08/25/2016	17,000,000	16,975,917
National Australia Bank Ltd. (a)(b)	0.757%	06/07/2016	10/07/2016	9,250,000	9,250,000
Nederlandse Waterschapsbank NV (c)	0.565%	08/08/2016	08/08/2016	50,000,000	49,946,639
NRW.Bank (c)	0.365%	06/01/2016	06/01/2016	31,000,000	31,000,000
NRW.Bank (c)	0.365%	06/02/2016	06/02/2016	50,000,000	49,999,493
NRW.Bank (c)	0.370%	06/10/2016	06/10/2016	50,000,000	49,995,375
NRW.Bank (c)	0.400%	07/01/2016	07/01/2016	50,000,000	49,983,334
Skandinaviska Enskilda Banken AB (b)(c)	0.670%	07/05/2016	07/05/2016	22,000,000	21,986,079
Skandinaviska Enskilda Banken AB (b)(c)	0.675%	07/15/2016	07/15/2016	25,000,000	24,979,375
Societe Generale (c)	0.660%	09/02/2016	09/02/2016	125,000,000	124,786,875
Societe Generale (c)	0.670%	08/01/2016	08/01/2016	22,500,000	22,474,456
Svenska Handelsbanken AB (b)(c)	0.600%	07/05/2016	07/05/2016	34,000,000	33,980,733
Svenska Handelsbanken AB (b)(c)	0.730%	06/17/2016	06/17/2016	60,000,000	59,980,533
Swedbank AB (c)	0.390%	06/28/2016	06/28/2016	50,000,000	49,985,375
Swedbank AB (c)	0.585%	08/26/2016	08/26/2016	39,000,000	38,945,498
Swedbank AB (c)	0.675%	07/08/2016	07/08/2016	60,000,000	59,958,375
Toyota Motor Credit Corp. (a)	0.745%	06/15/2016	07/18/2016	21,500,000	21,500,000

Total Financial Company Commercial Paper					1,606,790,255

Government Agency Debt - 3.8%
Federal Home Loan Bank (c)	0.280%	07/06/2016	07/06/2016	40,000,000	39,989,306
Federal Home Loan Bank (c)	0.282%	07/01/2016	07/01/2016	50,000,000	49,988,458
Federal Home Loan Bank (c)	0.295%	07/08/2016	07/08/2016	60,000,000	59,982,117
Federal Home Loan Bank (c)	0.357%	07/22/2016	07/22/2016	33,000,000	32,983,637
Federal Home Loan Bank (c)	0.367%	07/20/2016	07/20/2016	39,000,000	38,980,890

Total Government Agency Debt					221,924,408

Other Notes - 12.6%
Bank of America NA (a)	0.629%	06/01/2016	09/01/2016	18,000,000	18,000,000
Bank of America NA (a)	0.779%	06/13/2016	10/11/2016	20,000,000	20,000,000

See accompanying notes to schedules of investments.

Prime Money Market Fund	5

SSGA Prime Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Bank of America NA (a)	0.785%	06/01/2016	08/15/2016	$50,000,000	$50,000,000
Bank of America NA (a)	0.793%	06/22/2016	07/22/2016	60,000,000	60,000,000
JPMorgan Chase Bank NA (a)	0.835%	07/22/2016	08/22/2016	35,000,000	35,000,000
JPMorgan Chase Bank NA (a)	0.836%	06/07/2016	08/05/2016	60,000,000	60,000,000
Lloyds Bank PLC (c)	0.280%	06/01/2016	06/01/2016	125,000,000	125,000,000
Natixis (c)	0.290%	06/01/2016	06/01/2016	101,042,000	101,042,000
Nordea Bank Finland PLC (c)	0.260%	06/01/2016	06/01/2016	75,000,000	75,000,000
Royal Bank of Canada (a)(b)	0.747%	07/07/2016	08/08/2016	35,000,000	35,000,000
Toronto Dominion Bank (a)	0.697%	06/08/2016	07/08/2016	25,000,000	25,000,497
Toronto Dominion Bank (a)	0.784%	06/08/2016	09/08/2016	30,000,000	30,001,725
Wells Fargo Bank NA (a)	0.689%	06/20/2016	08/19/2016	58,000,000	58,000,000
Wells Fargo Bank NA (a)	0.755%	06/10/2016	08/09/2016	35,000,000	35,000,000

Total Other Notes					727,044,222

Government Agency Repurchase Agreements - 6.9%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by Federal Home Loan Mortgage Corporations, 1.000% - 5.500% due 07/18/2016 - 07/28/2017, a Federal National Mortgage Association, 1.875% due 09/18/2018, a U.S. Treasury Bill, 0.000% due 06/23/2016, a U.S. Treasury Bond, 4.500% due 02/15/2036, a U.S. Treasury Note, 1.625% due 04/30/2023, and U.S. Treasury Strips, 0.000% due 08/15/2017 - 11/15/2024, valued at $10,200,084); expected proceeds $10,000,083	0.300%	06/01/2016	06/01/2016	10,000,000	10,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by Federal National Mortgage Associations, 3.000% - 6.500% due 05/01/2021 - 05/01/2046, and Government National Mortgage Association, 1.750 - 3.000% due 05/20/2037 - 03/20/2046, valued at $102,000,001); expected proceeds $100,000,861	0.310%	06/01/2016	06/01/2016	100,000,000	100,000,000

Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a Federal Home Loan Discount Note, 0.000% due 06/08/2016, Federal Home Loan Mortgage Corporations, 2.500% - 7.000% due 02/01/2022 - 11/01/2045, Federal National Mortgage Associations, 2.000% - 6.500% due 08/01/2019 - 05/01/2046, Federal National Mortgage Association Discount Note, 0.000% due 07/01/2016, a Government National Mortgage Association, 3.000% due 04/20/2044, a U.S. Treasury Bill, 0.000% due 01/05/2017, a U.S. Treasury Bond, 2.875% due 05/15/2043, and U.S. Treasury Notes, 0.349% - 4.875% due 08/15/2016 - 05/15/2023, valued at $102,000,000); expected proceeds $100,000,861

	0.310%	06/01/2016	06/01/2016	100,000,000	100,000,000

See accompanying notes to schedules of investments.

6	Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 05/27/2016 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.000% due 04/01/2031 - 05/01/2046, Federal National Mortgage Associations, 3.000% - 4.000% due 11/01/2025 - 06/01/2046, Government National Mortgage Associations, 4.000% - 4.500% due 02/20/2044 - 04/15/2045, and U.S. Treasury Notes, 0.625% - 2.625% due 11/30/2017 - 08/15/2020, valued at $51,000,000); expected proceeds $50,002,819	0.290%	06/03/2016	06/03/2016	$50,000,000	$50,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 06/01/2025, and Government National Mortgage Associations, 1.875% - 5.600% due 07/20/2026 - 05/15/2046, valued at $91,800,001); expected proceeds $90,000,700	0.280%	06/01/2016	06/01/2016	90,000,000	90,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 05/27/2016 (collateralized by a Federal National Mortgage Association, 1.300% due 02/26/2019, a U.S. Treasury Bill, 0.000% due 06/23/2016, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, U.S. Treasury Notes, 1.625% - 2.250% due 11/15/2022 - 11/15/2024, and U.S. Treasury Strips, 0.000% due 11/15/2022 - 05/15/2023, valued at $51,000,045); expected proceeds $50,002,819	0.290%	06/03/2016	06/03/2016	50,000,000	50,000,000

Total Government Agency Repurchase Agreements					400,000,000

Other Repurchase Agreements - 5.6%
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 05/05/2016 (collateralized by Common Stocks, and Corporate Bonds, 0.000% - 7.700% due 07/19/2016 - 01/01/2049, valued at $26,357,914); expected proceeds $25,039,611 (d)	0.620%	06/01/2016	08/05/2016	25,000,000	25,000,000

See accompanying notes to schedules of investments.

Prime Money Market Fund	7

SSGA Prime Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a Corporate Bond, 5.900% due 05/15/2038, Federal National Mortgage Associations, 3.000% - 5.000% due 11/01/2026 - 05/01/2046, and Government National Mortgage Association, 3.000% - 7.000% due 03/15/2027 - 05/20/2046, valued at $306,003,558); expected proceeds $300,002,583	0.310%	06/01/2016	06/01/2016	$300,000,000	$300,000,000

Total Other Repurchase Agreements					325,000,000

Treasury Repurchase Agreements - 4.7%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bill, 0.000% due 06/23/2016, U.S. Treasury Inflation Index Bonds, 2.375% - 3.375% due 01/15/2025 - 04/15/2032, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2021, and U.S. Treasury Notes, 1.500% - 4.750% due 08/15/2017 - 03/31/2023, valued at $71,400,034); expected proceeds $70,000,564	0.290%	06/01/2016	06/01/2016	70,000,000	70,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Note, 1.625% due 05/15/2026, valued at $51,000,020); expected proceeds $50,000,403	0.290%	06/01/2016	06/01/2016	50,000,000	50,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by U.S. Treasury Bonds, 3.750% - 8.500% due 02/15/2020 - 08/15/2041, U.S. Treasury Inflation Index Notes, 0.625% - 1.375% due 01/15/2020 - 01/15/2026, and a U.S. Treasury Note, 1.125% due 06/15/2018, valued at $153,001,196); expected proceeds $150,001,167	0.280%	06/01/2016	06/01/2016	150,000,000	150,000,000

Total Treasury Repurchase Agreements					270,000,000

Total Investments - 100.0% (e)(f)					5,778,438,009

Other Assets In Excess of Liabilities - 0.0% (g)					1,777,032

Net Assets - 100.0%					$5,780,215,041

See accompanying notes to schedules of investments.

8	Prime Money Market Fund

SSGA Prime Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2016.
(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $608,100,651 or 10.5% of net assets as of May 31, 2016.
(c)	Rate represents annualized yield at date of purchase.
(d)	Illiquid security. These securities represent $25,000,000 or 0.4% of net assets as of May 31, 2016.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedules of investments).
(f)	Also represents the cost for federal tax purposes.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to schedules of investments.

Prime Money Market Fund	9

SSGA Institutional Money Market Funds

Notes to Schedules of Investments — May 31, 2016 (Unaudited)

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Funds may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Funds’ values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended May 31, 2016.

Subsequent Event

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA Prime Money Market Fund and SSGA U.S Treasury Money Market Fund, each a series of SSGA Funds, will merge with and into a corresponding series of State Street Institutional Investment Trust as set forth below:

Selling Funds (Acquired Funds)	Buying Funds (Acquiring Funds)
SSGA Prime Money Market Fund	State Street Institutional Liquid Reserves Fund
SSGA U.S. Treasury Money Market Fund	State Street Institutional Treasury Plus Money Market Fund

A proxy statement detailing the proposed Plan was filed with the Securities and Exchange Commission. The Plan is subject to a vote of the shareholders of each fund, which will be held during a Joint Special Meeting of Shareholders on August 22, 2016.

10	Institutional Money Market Funds

Quarterly Report

31 May 2016

SSGA Funds

Money Market Funds

SSGA Money Market Fund

SSGA U.S. Government Money Market Fund

SSGA Funds

Money Market Funds

Quarterly Report

May 31, 2016 (Unaudited)

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

SSGA Money Market Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Asset Backed Commercial Paper - 4.5%
Kells Funding LLC (a)	0.590%	08/01/2016	08/01/2016	$20,000,000	$19,980,006
Kells Funding LLC (a)(b)	0.610%	06/06/2016	06/06/2016	12,000,000	11,998,983
Kells Funding LLC (a)	0.610%	08/25/2016	08/25/2016	20,000,000	19,971,194
Kells Funding LLC (a)	0.610%	08/26/2016	08/26/2016	14,000,000	13,979,599
Kells Funding LLC (a)	0.620%	08/26/2016	08/26/2016	20,000,000	19,970,378
Liberty Funding LLC (a)	0.660%	09/09/2016	09/09/2016	35,000,000	34,935,833

Total Asset Backed Commercial Paper					120,835,993

Certificates of Deposit - 35.7%
Bank of Montreal (a)	0.460%	06/10/2016	06/10/2016	35,000,000	35,000,000
Bank of Montreal (a)	0.550%	07/01/2016	07/01/2016	35,000,000	35,000,000
Bank of Montreal (a)	0.570%	07/20/2016	07/20/2016	35,000,000	35,000,000
Bank of Montreal (a)	0.590%	07/12/2016	07/12/2016	9,000,000	9,000,000
Bank of Montreal (c)	0.787%	06/08/2016	07/08/2016	6,000,000	6,000,000
Bank of Nova Scotia (c)	0.777%	06/07/2016	10/07/2016	25,000,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	0.630%	07/25/2016	07/25/2016	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	0.650%	06/23/2016	06/23/2016	30,000,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	0.700%	06/01/2016	06/01/2016	25,000,000	25,000,000
BNP Paribas (a)	0.600%	06/01/2016	06/01/2016	25,000,000	25,000,000
BNP Paribas (a)	0.670%	09/09/2016	09/09/2016	30,000,000	30,000,000
Canadian Imperial Bank of Commerce (a)	0.640%	08/10/2016	08/10/2016	20,000,000	20,005,784
Citibank NA (a)	0.710%	07/11/2016	07/11/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (a)	0.720%	08/19/2016	08/19/2016	25,000,000	25,000,000
Credit Agricole Corporate & Investment Bank (a)	0.730%	06/06/2016	06/06/2016	25,000,000	25,000,000
Credit Suisse (a)	0.740%	08/18/2016	08/18/2016	10,000,000	10,000,000
Credit Suisse (a)	0.810%	06/07/2016	06/07/2016	25,000,000	25,000,000
Credit Suisse (a)	0.840%	09/01/2016	09/01/2016	20,000,000	20,000,000
ING Bank NV (a)	0.700%	06/06/2016	06/06/2016	55,000,000	55,000,000
ING Bank NV (a)	0.730%	07/01/2016	07/01/2016	25,000,000	25,000,000
National Australia Bank Ltd. (a)	0.720%	06/14/2016	06/14/2016	30,000,000	30,000,054
Nordea Bank Finland PLC (a)	0.450%	06/10/2016	06/10/2016	35,000,000	35,003,006
Nordea Bank Finland PLC (a)	0.650%	09/07/2016	09/07/2016	19,000,000	19,009,253
Norinchukin Bank (a)	0.610%	07/07/2016	07/07/2016	12,000,000	12,000,478
Norinchukin Bank (a)	0.610%	07/26/2016	07/26/2016	35,000,000	35,000,000
Norinchukin Bank (a)	0.630%	08/09/2016	08/09/2016	30,000,000	30,000,000
Rabobank Nederland NV (a)	0.500%	06/15/2016	06/15/2016	12,000,000	12,000,000
Rabobank Nederland NV (a)	0.720%	07/19/2016	07/19/2016	35,000,000	35,000,000
Rabobank Nederland NV (c)	0.789%	06/03/2016	10/03/2016	25,000,000	25,000,000
Societe Generale/New York (a)	0.660%	08/03/2016	08/03/2016	20,000,000	20,006,595
Sumitomo Mitsui Banking Corp. (a)	0.320%	07/21/2016	07/21/2016	30,000,000	29,999,999
Sumitomo Mitsui Banking Corp. (a)	0.700%	08/15/2016	08/15/2016	25,000,000	25,000,000
Svenska Handelsbanken AB (a)	0.550%	07/28/2016	07/28/2016	35,000,000	35,000,277
Svenska Handelsbanken AB (a)	0.550%	08/01/2016	08/01/2016	30,000,000	30,000,000
Toronto Dominion Bank (c)	0.793%	06/21/2016	07/21/2016	25,000,000	25,000,000
UBS AG (a)	0.690%	06/13/2016	06/13/2016	25,000,000	25,000,000
Wells Fargo Bank NA (c)	0.787%	06/09/2016	09/08/2016	20,000,000	20,000,000

Total Certificates of Deposit					958,025,446

See accompanying notes to schedules of investments.

Money Market Fund	1

SSGA Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Financial Company Commercial Paper - 26.1%
Australia & New Zealand Banking Group Ltd. (a)(b)	0.550%	07/05/2016	07/05/2016	$11,000,000	$10,994,286
Australia & New Zealand Banking Group Ltd. (a)	0.550%	07/21/2016	07/21/2016	30,250,000	30,226,892
Australia & New Zealand Banking Group Ltd. (a)	0.630%	09/01/2016	09/01/2016	25,000,000	24,959,750
Bank of Nova Scotia (b)(c)	0.787%	06/13/2016	08/12/2016	35,000,000	35,000,000
BNP Paribas (a)	0.600%	06/06/2016	06/06/2016	25,000,000	24,997,917
Caisse des Depots et Consignations (a)	0.610%	07/18/2016	07/18/2016	25,000,000	24,980,090
DBS Bank Ltd. (a)(b)	0.500%	06/06/2016	06/06/2016	25,000,000	24,998,264
DBS Bank Ltd. (a)	0.600%	07/07/2016	07/07/2016	30,000,000	29,982,000
DBS Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	25,000,000	24,964,583
DnB Bank ASA (a)(b)	0.730%	06/17/2016	06/17/2016	50,000,000	49,983,778
DnB Bank ASA (a)(b)	0.670%	07/05/2016	07/05/2016	40,000,000	39,974,689
Erste Abwicklungsanstalt (a)(b)	0.635%	07/13/2016	07/13/2016	50,000,000	49,962,958
Erste Abwicklungsanstalt (a)(b)	0.650%	08/03/2016	08/03/2016	30,000,000	29,965,875
Erste Abwicklungsanstalt (a)	0.670%	08/09/2016	08/09/2016	20,000,000	19,974,317
HSBC Bank PLC (b)(c)	0.659%	06/01/2016	06/01/2016	20,000,000	20,000,000
HSBC Bank PLC (b)(c)	0.816%	06/27/2016	07/25/2016	20,000,000	20,000,000
KFW International Finance, Inc. (a)	0.395%	06/20/2016	06/20/2016	40,000,000	39,991,661
National Australia Bank Ltd. (a)	0.600%	08/25/2016	08/25/2016	8,000,000	7,988,667
National Australia Bank Ltd. (b)(c)	0.757%	06/07/2016	10/07/2016	5,500,000	5,500,000
National Securities Clearing Corp. (a)	0.420%	07/05/2016	07/05/2016	40,000,000	39,984,133
Nederlandse Waterschapsbank NV (a)	0.735%	10/03/2016	10/03/2016	15,000,000	14,962,025
Skandinaviska Enskilda Banken AB (a)	0.550%	07/11/2016	07/11/2016	17,000,000	16,989,611
Skandinaviska Enskilda Banken AB (a)(b)	0.670%	07/05/2016	07/05/2016	14,000,000	13,991,141
Svenska Handelsbanken AB (a)(b)	0.600%	07/05/2016	07/05/2016	15,000,000	14,991,500
Svenska Handelsbanken AB (a)(b)	0.730%	06/17/2016	06/17/2016	30,000,000	29,990,267
Swedbank AB (a)	0.675%	07/08/2016	07/08/2016	40,000,000	39,972,250
Toyota Motor Credit Corp. (c)	0.745%	06/13/2016	07/14/2016	15,000,000	15,000,000

Total Financial Company Commercial Paper					700,326,654

Government Agency Debt - 2.9%
Federal Home Loan Bank (a)	0.280%	07/06/2016	07/06/2016	20,000,000	19,994,653
Federal Home Loan Bank (a)	0.282%	07/01/2016	07/01/2016	25,000,000	24,994,229
Federal Home Loan Bank (a)	0.357%	07/22/2016	07/22/2016	16,000,000	15,992,067
Federal Home Loan Bank (a)	0.367%	07/20/2016	07/20/2016	18,000,000	17,991,180

Total Government Agency Debt					78,972,129

Other Notes - 13.1%
JPMorgan Chase Bank NA (c)	0.835%	07/22/2016	08/22/2016	30,000,000	30,000,000
JPMorgan Chase Bank NA (b)(c)	0.836%	06/07/2016	08/05/2016	44,500,000	44,500,000
Lloyds Bank PLC (a)	0.280%	06/01/2016	06/01/2016	80,000,000	80,000,000
Natixis (a)	0.290%	06/01/2016	06/01/2016	73,282,000	73,282,000
Nordea Bank AB (a)	0.260%	06/01/2016	06/01/2016	30,000,000	30,000,000
Royal Bank of Canada (b)(c)	0.747%	07/07/2016	08/08/2016	25,000,000	25,000,000
Toronto Dominion Bank (c)	0.784%	06/08/2016	09/08/2016	10,000,000	10,000,575
Wells Fargo Bank NA (c)	0.689%	06/20/2016	08/19/2016	33,000,000	33,000,000
Wells Fargo Bank NA (c)	0.755%	06/10/2016	08/09/2016	25,000,000	25,000,000

Total Other Notes					350,782,575

See accompanying notes to schedules of investments.

2	Money Market Fund

SSGA Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Government Agency Repurchase Agreements - 7.4%
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by Federal National Mortgage Associations, 3.500% - 5.000% due 03/01/2035 - 05/01/2045, Government National Mortgage Associations, 1.750% - 7.000% due 07/20/2019 - 05/20/2046, and a U.S. Treasury Note, 2.250% due 11/15/2024, valued at $204,001,757); expected proceeds $200,001,722	0.310%	06/01/2016	06/01/2016	$200,000,000	$200,000,000

Treasury Repurchase Agreements - 11.0%
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bond, 3.000% due 11/15/2045, and U.S. Treasury Notes, 0.625% - 1.625% due 08/31/2017 - 04/30/2023, valued at $127,500,048); expected proceeds $125,001,007	0.290%	06/01/2016	06/01/2016	125,000,000	125,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bond, 3.500% due 02/15/2039, valued at $20,000,224); expected proceeds $20,000,139	0.250%	06/01/2016	06/01/2016	20,000,000	20,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 05/25/2016 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2039 - 05/15/2040, valued at $51,002,217); expected proceeds $50,002,528	0.260%	06/01/2016	06/01/2016	50,000,000	50,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by U.S. Treasury Bonds, 3.000% - 7.125% due 02/15/2023 - 11/15/2045, a U.S. Treasury Inflation Index Note, 1.125% due 01/15/2021, and U.S. Treasury Notes, 0.500% - 2.000% due 11/30/2016 - 05/31/2023, valued at $102,000,091); expected proceeds $100,005,000	0.300%	06/06/2016	06/06/2016	100,000,000	100,000,000

Total Treasury Repurchase Agreements					295,000,000

Total Investments - 100.7% (d)(e)					2,703,942,797

Liabilities In Excess Of Other Assets - (0.7)%					(19,252,809)

Net Assets - 100.0%					$2,684,689,988

See accompanying notes to schedules of investments.

Money Market Fund	3

SSGA Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

(a)	Rate represents annualized yield at date of purchase.
(b)	Rule 144A, Section 4(a)(2) or other security, which is restricted to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $426,851,741 or 15.9% of net assets as of May 31, 2016.
(c)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2016.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedules of investments).
(e)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

4	Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Government Agency Debt - 70.7%
Federal Farm Credit Bank (a)	0.358%	09/30/2016	09/30/2016	$3,600,000	$3,595,765
Federal Farm Credit Bank (a)	0.368%	10/07/2016	10/07/2016	4,600,000	4,594,112
Federal Farm Credit Bank (b)	0.434%	06/26/2016	10/26/2016	15,900,000	15,900,000
Federal Farm Credit Bank (b)	0.534%	06/07/2016	11/07/2017	20,000,000	19,998,856
Federal Farm Credit Bank (b)	0.440%	06/16/2016	05/15/2017	24,000,000	23,999,096
Federal Farm Credit Bank (b)	0.427%	06/09/2016	09/09/2016	9,400,000	9,400,037
Federal Farm Credit Bank (b)	0.490%	06/27/2016	04/27/2017	19,600,000	19,598,746
Federal Home Loan Bank (a)	0.348%	07/06/2016	07/06/2016	50,000,000	49,983,278
Federal Home Loan Bank (a)	0.348%	07/08/2016	07/08/2016	50,000,000	49,982,322
Federal Home Loan Bank (a)	0.349%	07/20/2016	07/20/2016	60,000,000	59,971,825
Federal Home Loan Bank (a)	0.379%	06/22/2016	06/22/2016	50,000,000	49,989,208
Federal Home Loan Bank (b)	0.382%	06/13/2016	08/12/2016	48,000,000	48,000,000
Federal Home Loan Bank (b)	0.385%	06/15/2016	07/15/2016	40,000,000	40,000,000
Federal Home Loan Bank (b)	0.386%	06/08/2016	07/08/2016	25,000,000	25,000,000
Federal Home Loan Bank (b)	0.393%	06/24/2016	06/24/2016	30,000,000	30,000,000
Federal Home Loan Bank (a)	0.399%	06/08/2016	06/08/2016	10,000,000	9,999,242
Federal Home Loan Bank (a)	0.409%	06/03/2016	06/03/2016	20,000,000	19,999,556
Federal Home Loan Bank (b)	0.429%	06/20/2016	09/20/2016	23,400,000	23,400,000
Federal Home Loan Bank (b)	0.436%	06/25/2016	10/25/2016	10,100,000	10,100,000
Federal Home Loan Bank (b)	0.441%	06/18/2016	05/18/2017	20,900,000	20,900,000
Federal Home Loan Bank (b)	0.453%	06/23/2016	05/23/2017	11,400,000	11,400,000
Federal Home Loan Bank (b)	0.456%	06/04/2016	05/04/2017	32,300,000	32,300,000
Federal Home Loan Bank (b)	0.534%	07/20/2016	04/20/2017	25,200,000	25,200,000
Federal Home Loan Bank (a)	0.548%	06/21/2016	06/21/2016	51,900,000	51,884,632
Federal Home Loan Bank (a)	0.548%	06/28/2016	06/28/2016	17,400,000	17,392,953
Federal Home Loan Bank (a)	0.558%	07/13/2016	07/13/2016	54,600,000	54,576,690
Federal Home Loan Bank (b)	0.558%	08/01/2016	11/01/2017	8,000,000	8,000,000
Federal Home Loan Bank (b)	0.568%	08/12/2016	02/10/2017	44,500,000	44,498,447
Federal Home Loan Bank (a)	0.570%	07/15/2016	07/15/2016	25,400,000	25,382,892
Federal Home Loan Bank (b)	0.572%	08/08/2016	02/08/2017	10,000,000	9,999,656
Federal Home Loan Bank (b)	0.572%	08/08/2016	02/08/2017	8,900,000	8,899,694
Federal Home Loan Bank (b)	0.581%	07/10/2016	07/10/2017	31,000,000	30,999,153
Federal Home Loan Bank (b)	0.584%	07/11/2016	01/11/2017	24,700,000	24,700,000
Federal Home Loan Bank (b)	0.585%	07/13/2016	01/13/2017	24,900,000	24,900,000
Federal Home Loan Bank (b)	0.587%	06/14/2016	06/14/2017	49,000,000	49,000,000
Federal Home Loan Bank (b)	0.587%	08/08/2016	08/08/2017	42,000,000	42,000,000
Federal Home Loan Mortgage Corp. (a)	0.260%	08/08/2016	08/08/2016	22,000,000	21,989,445
Federal Home Loan Mortgage Corp. (a)	0.258%	07/01/2016	07/01/2016	12,500,000	12,497,396
Federal Home Loan Mortgage Corp. (a)	0.264%	07/22/2016	07/22/2016	12,000,000	11,995,580
Federal Home Loan Mortgage Corp. (a)	0.266%	08/03/2016	08/03/2016	48,400,000	48,378,069
Federal Home Loan Mortgage Corp. (a)	0.276%	07/05/2016	07/05/2016	8,600,000	8,597,807
Federal Home Loan Mortgage Corp. (a)	0.304%	07/13/2016	07/13/2016	6,800,000	6,797,620
Federal Home Loan Mortgage Corp. (a)	0.328%	06/13/2016	06/13/2016	19,800,000	19,797,888
Federal Home Loan Mortgage Corp. (a)	0.338%	06/24/2016	06/24/2016	33,700,000	33,692,895
Federal Home Loan Mortgage Corp. (a)	0.339%	09/07/2016	09/07/2016	25,900,000	25,876,733
Federal Home Loan Mortgage Corp. (a)	0.358%	06/17/2016	06/17/2016	22,800,000	22,796,553
Federal Home Loan Mortgage Corp. (a)	0.378%	06/21/2016	06/21/2016	49,800,000	49,789,763
Federal Home Loan Mortgage Corp. (b)	0.379%	06/17/2016	08/17/2016	26,000,000	26,000,000
Federal Home Loan Mortgage Corp. (a)	0.383%	07/07/2016	07/07/2016	25,500,000	25,491,090
Federal Home Loan Mortgage Corp. (b)	0.398%	06/24/2016	08/24/2016	27,500,000	27,500,000
Federal Home Loan Mortgage Corp. (a)	0.404%	07/11/2016	07/11/2016	36,600,000	36,583,733
Federal Home Loan Mortgage Corp. (b)	0.444%	06/20/2016	04/20/2017	25,000,000	24,996,616

See accompanying notes to schedules of investments.

U.S. Government Money Market Fund	5

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Mortgage Corp. (a)	0.447%	06/06/2016	06/06/2016	$28,400,000	$28,398,264
Federal Home Loan Mortgage Corp. (a)	0.457%	06/16/2016	06/16/2016	10,500,000	10,498,031
Federal Home Loan Mortgage Corp. (b)	0.475%	06/13/2016	11/13/2017	30,000,000	30,000,000
Federal Home Loan Mortgage Corp. (a)	0.548%	07/06/2016	07/06/2016	18,600,000	18,590,235
Federal National Mortgage Assoc. (a)	0.251%	08/03/2016	08/03/2016	27,000,000	26,988,424
Federal National Mortgage Assoc. (a)	0.296%	07/20/2016	07/20/2016	2,000,000	1,999,211
Federal National Mortgage Assoc. (a)	0.306%	08/02/2016	08/02/2016	47,600,000	47,575,407
Federal National Mortgage Assoc. (a)	0.324%	07/05/2016	07/05/2016	19,808,000	19,808,928
Federal National Mortgage Assoc. (a)	0.326%	06/22/2016	06/22/2016	22,800,000	22,795,752
Federal National Mortgage Assoc. (a)	0.337%	10/04/2016	10/04/2016	27,000,000	26,969,062
Federal National Mortgage Assoc. (a)	0.359%	06/08/2016	06/08/2016	5,200,000	5,199,646
Federal National Mortgage Assoc. (a)	0.373%	07/01/2016	07/01/2016	84,767,000	84,746,389
Federal National Mortgage Assoc. (a)	0.373%	06/21/2016	06/21/2016	9,800,000	9,797,986
Federal National Mortgage Assoc. (a)	0.374%	06/14/2016	06/14/2016	24,000,000	23,996,793
Federal National Mortgage Assoc. (a)	0.403%	07/18/2016	07/18/2016	10,000,000	9,994,778
Federal National Mortgage Assoc. (a)	0.416%	06/13/2016	06/13/2016	104,200,000	104,185,759
Federal National Mortgage Assoc. (a)	0.440%	10/05/2016	10/05/2016	20,000,000	19,969,900
Federal National Mortgage Assoc. (a)	0.442%	06/01/2016	06/01/2016	79,100,000	79,100,000
Federal National Mortgage Assoc. (b)	0.445%	06/16/2016	08/16/2017	45,000,000	44,994,520
Federal National Mortgage Assoc. (a)	0.537%	07/13/2016	07/13/2016	24,300,000	24,290,738
Federal National Mortgage Assoc. (a)	0.548%	07/06/2016	07/06/2016	4,100,000	4,097,848

Total Government Agency Debt					2,042,325,019

Treasury Debt — 9.3%
U.S. Treasury Bill (a)	0.300%	06/23/2016	06/23/2016	75,000,000	74,986,212
U.S. Treasury Bill (a)	0.338%	06/16/2016	06/16/2016	60,000,000	59,991,609
U.S. Treasury Note (b)	0.403%	06/01/2016	10/31/2016	10,000,000	9,997,597
U.S. Treasury Note (b)	0.424%	06/01/2016	04/30/2017	45,500,000	45,500,147
U.S. Treasury Note (b)	0.427%	06/01/2016	07/31/2017	23,000,000	22,995,489
U.S. Treasury Note (b)	0.434%	06/01/2016	01/31/2017	55,500,000	55,508,965

TOTAL TREASURY DEBT					268,980,019

Government Agency Repurchase Agreements — 4.3%
Agreement with Societe Generale SA and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a Federal Home Loan Mortgage Corporation, 1.300% due 04/29/2019, a Federal National Mortgage Association, 2.100% due 11/30/2021, and U.S. Treasury Notes, 0.750% - 2.000% due 03/15/2017 - 08/15/2025, valued at $32,640,021); expected proceeds $32,000,267	0.300%	06/01/2016	06/01/2016	32,000,000	32,000,000

See accompanying notes to schedules of investments.

6	U.S. Government Money Market Fund

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale SA and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a Federal National Mortgage Association, 2.100% due 11/30/2021, a U.S. Treasury Bill, 0.000% due 06/23/2016, U.S. Treasury Inflation Index Notes, 0.125% - 1.250% due 07/15/2020 - 01/15/2023, and U.S. Treasury Notes, 0.875% - 1.750% due 05/31/2018 - 05/31/2023, valued at $91,800,051); expected proceeds $90,004,500	0.300%	06/06/2016	06/06/2016	$90,000,000	$90,000,000

Total Government Agency Repurchase Agreements					122,000,000

Treasury Repurchase Agreements — 5.8%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by U.S. Treasury Bonds, 4.375% - 6.125% due 08/15/2029 - 02/15/2038, U.S. Treasury Inflation Index Bonds, 1.750% - 2.375% due 01/15/2027 - 01/15/2028, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, and a U.S. Treasury Note, 1.375% due 01/31/2020, valued at $25,500,241); expected proceeds $25,000,201	0.290%	06/01/2016	06/01/2016	25,000,000	25,000,000
Agreement with BNP Paribas and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Bond, 2.500% due 05/15/2046, U.S. Treasury Inflation Index Bonds, 1.000% - 2.500% due 01/15/2029 - 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% - 0.625% due 04/15/2020 - 01/15/2024, and U.S. Treasury Notes, 1.500% - 2.625% due 04/30/2018 - 03/31/2023, valued at $112,200,001); expected proceeds $110,000,886	0.290%	06/01/2016	06/01/2016	110,000,000	110,000,000
Agreement with Calyon Financial, Inc. and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Note, 0.500% due 02/28/2017, valued at $25,500,046); expected proceeds $25,000,201	0.290%	06/01/2016	06/01/2016	25,000,000	25,000,000

See accompanying notes to schedules of investments.

U.S. Government Money Market Fund	7

SSGA U.S. Government Money Market Fund

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 05/31/2016 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2018, valued at $8,160,088); expected proceeds $8,000,062	0.280%	06/01/2016	06/01/2016	$8,000,000	$8,000,000

Total Treasury Repurchase Agreements					168,000,000

Total Investments - 90.1% (c)(d)					2,601,305,038

Other Assets In Excess of Liabilities - 9.9%					287,214,080

Net Assets - 100.0%					$2,888,519,118

(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at May 31, 2016.
(c)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs (see accompanying notes to schedules of investments).
(d)	Also represents the cost for federal tax purposes.

See accompanying notes to schedules of investments.

8	U.S. Government Money Market Fund

SSGA Money Market Funds

Notes to Schedules of Investments — May 31, 2016 (Unaudited)

Security Valuation

The Funds’ securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts. The Funds may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees of the Trust (the “Board”). The Board has adopted procedures concerning securities valuation, under which an Oversight Committee (the “Committee”) makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Committee. The Committee will assist in overseeing the comparison of amortized cost to market-based value. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

The Funds’ values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Funds had no transfers between levels for the period ended May 31, 2016.

Subsequent Event

On May 20, 2016, the Board approved an Agreement and Plan of Reorganization (the “Plan”) whereby the SSGA Money Market Fund and SSGA U.S Government Money Market Fund, each a series of SSGA Funds, will merge with and into a corresponding series of the State Street Institutional Investment Trust as set forth below:

Selling Funds (Acquired Funds)	Buying Funds (Acquiring Funds)
SSGA Money Market Fund	State Street Institutional Liquid Reserves Fund
SSGA U.S. Government Money Market Fund	State Street Institutional U.S. Government Money Market Fund

A proxy statement detailing the Plan was filed with the Securities and Exchange Commission. The Plan is subject to a vote of the shareholders of each fund, which will be held during a Joint Special Meeting of Shareholders on August 22, 2016.

9

Quarterly Report

31 May 2016

SSGA Funds

SSGA S&P 500 Index Fund

SSGA Funds

S&P 500 Index Fund

Quarterly Report

May 31, 2016 (Unaudited)

Schedule of Investments	1
Notes to Schedule of Investments	9

“SSGA” is a registered trademark of State Street Corporation and is licensed for use by the SSGA Funds.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

SSGA S&P 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Schedule of Investments — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Common Stocks - 96.7%
Consumer Discretionary - 12.2%
Advance Auto Parts, Inc.	5,700	$876,888
Amazon.com, Inc. (a)	31,202	22,552,494
AutoNation, Inc. (a)	7,269	366,648
AutoZone, Inc. (a)	2,388	1,820,134
Bed Bath & Beyond, Inc. (a)	14,630	654,693
Best Buy Co., Inc.	22,313	717,809
BorgWarner, Inc.	16,623	565,681
Cablevision Systems Corp. Class A	18,012	624,656
CarMax, Inc. (a)	15,197	815,471
Carnival Corp.	36,049	1,720,979
CBS Corp. Class B	33,693	1,859,854
Chipotle Mexican Grill, Inc. (a)	2,414	1,066,891
Coach, Inc.	22,500	886,950
Comcast Corp. Class A	196,665	12,448,894
D.R. Horton, Inc.	26,179	800,030
Darden Restaurants, Inc.	9,917	672,670
Delphi Automotive PLC	23,481	1,595,769
Discovery Communications, Inc. Class A (a)	12,597	350,826
Discovery Communications, Inc. Class C (a)	18,697	500,519
Dollar General Corp.	23,287	2,093,501
Dollar Tree, Inc. (a)	18,682	1,691,468
Expedia, Inc.	9,323	1,037,091
Foot Locker, Inc.	12,300	687,816
Ford Motor Co.	315,660	4,258,253
Gap, Inc.	19,364	348,358
Garmin, Ltd.	9,160	389,483
General Motors Co.	113,577	3,552,689
Genuine Parts Co.	12,420	1,203,746
Goodyear Tire & Rubber Co.	23,813	666,050
H&R Block, Inc.	20,651	441,105
Hanesbrands, Inc.	30,400	822,928
Harley-Davidson, Inc.	14,785	685,876
Harman International Industries, Inc.	6,105	477,655
Hasbro, Inc.	9,128	796,783
Home Depot, Inc.	102,510	13,543,621
Interpublic Group of Cos., Inc.	31,928	763,079
Johnson Controls, Inc.	52,106	2,300,480
Kohl’s Corp.	15,788	569,000
L Brands, Inc.	20,346	1,394,718
Leggett & Platt, Inc.	12,244	615,383

Security Description	Shares	Value
Lennar Corp. Class A	15,425	$702,917
LKQ Corp. (a)	25,000	826,750
Lowe’s Cos., Inc.	74,312	5,954,621
Macy’s, Inc.	24,361	809,029
Marriott International, Inc. Class A	14,897	983,798
Mattel, Inc.	27,743	884,447
McDonald’s Corp.	73,415	8,961,035
Michael Kors Holdings, Ltd. (a)	15,186	648,746
Mohawk Industries, Inc. (a)	5,069	997,022
Netflix, Inc. (a)	34,596	3,548,512
Newell Brands, Inc.	37,350	1,781,221
News Corp. Class A	28,814	344,615
News Corp. Class B	7,500	92,550
NIKE, Inc. Class B	109,802	6,063,266
Nordstrom, Inc.	10,656	404,715
O’Reilly Automotive, Inc. (a)	7,820	2,067,843
Omnicom Group, Inc.	20,250	1,687,433
Priceline Group, Inc. (a)	4,008	5,067,435
PulteGroup, Inc.	27,643	518,583
PVH Corp.	7,251	680,144
Ralph Lauren Corp.	5,436	512,778
Ross Stores, Inc.	32,344	1,727,170
Royal Caribbean Cruises, Ltd.	14,600	1,129,894
Scripps Networks Interactive, Inc. Class A	8,863	570,245
Signet Jewelers, Ltd.	6,300	623,511
Staples, Inc.	55,534	488,699
Starbucks Corp.	120,292	6,602,828
Starwood Hotels & Resorts Worldwide, Inc.	13,444	987,193
Target Corp.	48,744	3,352,612
TEGNA, Inc.	19,952	458,098
Tiffany & Co.	8,481	525,483
Time Warner, Inc.	64,080	4,848,293
TJX Cos., Inc.	54,275	4,131,413
Tractor Supply Co.	11,074	1,064,211
TripAdvisor, Inc. (a)	9,015	610,676
Twenty-First Century Fox, Inc. Class A	90,109	2,602,348
Twenty-First Century Fox, Inc. Class B	34,400	1,005,856
Ulta Salon Cosmetics & Fragrance, Inc. (a)	5,200	1,211,652

See accompanying notes to schedule of investments.

Equity 500 Index Portfolio	1

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Under Armour, Inc. Class A (a)	14,376	$542,406
Under Armour, Inc. Class C (a)	14,376	502,729
Urban Outfitters, Inc. (a)	9,239	263,589
VF Corp.	28,628	1,784,097
Viacom, Inc. Class B	27,641	1,226,431
Walt Disney Co.	121,293	12,034,691
Whirlpool Corp.	6,359	1,110,409
Wyndham Worldwide Corp.	8,946	602,871
Wynn Resorts, Ltd.	6,959	669,317
Yum! Brands, Inc.	32,890	2,699,940

		186,151,061

Consumer Staples - 9.8%
Altria Group, Inc.	159,570	10,155,035
Archer-Daniels-Midland Co.	47,792	2,044,064
Brown-Forman Corp. Class B	8,861	868,998
Campbell Soup Co.	14,083	853,007
Church & Dwight Co., Inc.	10,300	1,014,344
Clorox Co.	10,379	1,334,117
Coca-Cola Co.	315,022	14,049,981
Colgate-Palmolive Co.	72,479	5,103,246
ConAgra Foods, Inc.	34,551	1,578,981
Constellation Brands, Inc. Class A	14,076	2,155,739
Costco Wholesale Corp.	35,734	5,316,147
CVS Health Corp.	89,527	8,634,879
Dr. Pepper Snapple Group, Inc.	15,003	1,371,274
Estee Lauder Cos., Inc. Class A	17,763	1,630,288
General Mills, Inc.	47,922	3,008,543
Hershey Co.	11,215	1,041,313
Hormel Foods Corp.	21,098	725,982
J.M. Smucker Co.	9,555	1,234,028
Kellogg Co.	21,307	1,584,602
Kimberly-Clark Corp.	29,173	3,706,138
Kraft Heinz Co.	48,151	4,005,682
Kroger Co.	78,610	2,811,094
McCormick & Co., Inc.	9,561	928,086
Mead Johnson Nutrition Co.	15,568	1,280,935
Molson Coors Brewing Co. Class B	14,609	1,448,921
Mondelez International, Inc. Class A	127,294	5,663,310
Monster Beverage Corp. (a)	12,647	1,897,050
PepsiCo, Inc.	116,838	11,820,501
Philip Morris International, Inc.	125,187	12,353,453
Procter & Gamble Co.	214,461	17,379,920
Reynolds American, Inc.	66,892	3,324,532

Security Description	Shares	Value
Sysco Corp.	42,035	$2,022,304
Tyson Foods, Inc. Class A	23,291	1,485,500
Wal-Mart Stores, Inc.	127,799	9,045,613
Walgreens Boots Alliance, Inc.	70,113	5,426,746
Whole Foods Market, Inc.	26,187	847,150

		149,151,503

Energy - 6.9%
Anadarko Petroleum Corp.	40,644	2,107,798
Apache Corp.	31,770	1,815,338
Baker Hughes, Inc.	34,694	1,609,108
Cabot Oil & Gas Corp.	38,322	918,578
Chesapeake Energy Corp. (a)	45,894	196,885
Chevron Corp.	152,234	15,375,634
Cimarex Energy Co.	7,742	900,240
Columbia Pipeline Group, Inc.	30,978	791,178
Concho Resources, Inc. (a)	10,300	1,249,802
ConocoPhillips	100,103	4,383,510
Devon Energy Corp.	40,850	1,474,277
Diamond Offshore Drilling, Inc.	5,854	151,150
EOG Resources, Inc.	44,363	3,609,374
EQT Corp.	12,943	948,075
Exxon Mobil Corp.	335,872	29,899,325
FMC Technologies, Inc. (a)	17,509	476,770
Halliburton Co.	68,967	2,909,028
Helmerich & Payne, Inc.	8,074	493,725
Hess Corp.	22,344	1,339,076
Kinder Morgan, Inc.	147,176	2,660,942
Marathon Oil Corp.	63,789	833,722
Marathon Petroleum Corp.	42,102	1,466,413
Murphy Oil Corp.	14,562	450,111
National Oilwell Varco, Inc.	29,941	986,556
Newfield Exploration Co. (a)	15,685	639,478
Noble Energy, Inc.	36,495	1,304,696
Occidental Petroleum Corp.	61,835	4,664,832
ONEOK, Inc.	18,404	795,973
Phillips 66	37,892	3,045,001
Pioneer Natural Resources Co.	13,024	2,088,008
Range Resources Corp.	14,541	619,301
Schlumberger, Ltd.	113,193	8,636,626
Southwestern Energy Co. (a)	37,344	510,493
Spectra Energy Corp.	53,441	1,702,630
Tesoro Corp.	9,949	776,818
Transocean, Ltd.	27,890	273,043
Valero Energy Corp.	37,786	2,066,894
Williams Cos., Inc.	58,010	1,285,502

		105,455,910

See accompanying notes to schedule of investments.

2	Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Financials - 15.7%
Affiliated Managers Group, Inc. (a)	4,276	$741,972
Aflac, Inc.	33,737	2,343,372
Allstate Corp.	30,267	2,043,325
American Express Co.	66,352	4,363,308
American International Group, Inc.	93,232	5,396,268
American Tower Corp. REIT	34,282	3,626,350
Ameriprise Financial, Inc.	14,063	1,429,785
Aon PLC	21,682	2,369,192
Apartment Investment & Management Co. Class A, REIT	11,865	506,042
Arthur J Gallagher & Co.	14,500	700,785
Assurant, Inc.	5,046	440,970
AvalonBay Communities, Inc. REIT	11,029	1,983,897
Bank of America Corp.	834,566	12,343,231
Bank of New York Mellon Corp.	86,891	3,654,635
BB&T Corp.	65,339	2,376,379
Berkshire Hathaway, Inc. Class B (a)	151,519	21,294,480
BlackRock, Inc.	10,218	3,717,819
Boston Properties, Inc. REIT	12,221	1,535,324
Capital One Financial Corp.	42,568	3,117,680
CBRE Group, Inc. Class A (a)	25,008	746,489
Charles Schwab Corp.	96,789	2,959,808
Chubb, Ltd.	37,341	4,727,744
Cincinnati Financial Corp.	11,705	808,815
Citigroup, Inc.	238,293	11,097,305
Citizens Financial Group, Inc.	42,100	991,455
CME Group, Inc.	27,192	2,661,825
Comerica, Inc.	15,117	712,011
Crown Castle International Corp. REIT	26,842	2,437,522
Digital Realty Trust, Inc. REIT	12,000	1,145,400
Discover Financial Services	33,277	1,890,466
E*TRADE Financial Corp. (a)	25,589	713,677
Equinix, Inc. REIT	5,538	2,004,756
Equity Residential REIT	29,338	2,030,483
Essex Property Trust, Inc. REIT	5,555	1,262,263
Extra Space Storage, Inc. REIT	10,800	1,004,076
Federal Realty Investment Trust REIT	6,100	934,459
Fifth Third Bancorp	61,454	1,159,637
Franklin Resources, Inc.	32,151	1,200,840
General Growth Properties, Inc. REIT	46,542	1,250,584

Security Description	Shares	Value
Goldman Sachs Group, Inc.	31,888	$5,085,498
Hartford Financial Services Group, Inc.	33,230	1,500,999
HCP, Inc. REIT	37,177	1,222,008
Host Hotels & Resorts, Inc. REIT	59,959	923,369
Huntington Bancshares, Inc.	62,965	657,984
Intercontinental Exchange, Inc.	9,525	2,582,418
Invesco, Ltd.	32,689	1,026,435
Iron Mountain, Inc. REIT	14,374	528,101
JPMorgan Chase & Co.	296,772	19,370,308
KeyCorp	66,479	852,261
Kimco Realty Corp. REIT	32,916	927,573
Legg Mason, Inc.	9,115	314,468
Leucadia National Corp.	27,909	505,153
Lincoln National Corp.	20,010	917,458
Loews Corp.	23,212	939,622
M&T Bank Corp.	12,634	1,509,763
Macerich Co. REIT	10,145	774,266
Marsh & McLennan Cos., Inc.	41,934	2,770,579
MetLife, Inc.	88,726	4,041,469
Moody’s Corp.	13,434	1,325,130
Morgan Stanley	123,255	3,373,489
Nasdaq, Inc.	9,225	608,942
Navient Corp.	26,641	365,248
Northern Trust Corp.	16,910	1,253,031
People’s United Financial, Inc.	28,734	456,296
PNC Financial Services Group, Inc.	40,442	3,629,265
Principal Financial Group, Inc.	22,826	1,017,127
Progressive Corp.	46,852	1,560,172
Prologis, Inc. REIT	41,947	1,993,741
Prudential Financial, Inc.	35,937	2,848,007
Public Storage REIT	11,852	3,006,971
Realty Income Corp. REIT	19,800	1,189,782
Regions Financial Corp.	99,643	979,491
S&P Global, Inc.	21,298	2,381,329
Simon Property Group, Inc. REIT	25,135	4,967,681
SL Green Realty Corp. REIT	8,000	810,880
State Street Corp. (b)	32,147	2,027,190
SunTrust Banks, Inc.	40,082	1,756,393
Synchrony Financial (a)	66,671	2,080,135
T Rowe Price Group, Inc.	19,920	1,535,035
Torchmark Corp.	8,384	516,706
Travelers Cos., Inc.	23,798	2,716,304
UDR, Inc. REIT	23,300	839,499
Unum Group	19,924	735,594
US Bancorp	132,530	5,674,935
Ventas, Inc. REIT	26,803	1,777,843

See accompanying notes to schedule of investments.

Equity 500 Index Portfolio	3

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Vornado Realty Trust REIT	14,046	$1,341,674
Wells Fargo & Co.	373,546	18,946,253
Welltower, Inc. REIT	28,481	1,962,626
Weyerhaeuser Co. REIT	59,998	1,889,937
Willis Towers Watson PLC	11,079	1,418,334
XL Group PLC Class A	23,520	807,912
Zions Bancorp	18,258	511,589

		240,478,702

Health Care - 14.2%
Abbott Laboratories	119,559	4,738,123
AbbVie, Inc.	131,163	8,254,088
Aetna, Inc.	28,215	3,194,784
Agilent Technologies, Inc.	25,675	1,178,226
Alexion Pharmaceuticals, Inc. (a)	18,127	2,735,364
Allergan PLC (a)	32,126	7,573,705
AmerisourceBergen Corp. Class A	15,152	1,136,097
Amgen, Inc.	61,291	9,680,913
Anthem, Inc.	21,119	2,791,087
Baxalta, Inc.	55,196	2,496,496
Baxter International, Inc.	43,270	1,867,533
Becton Dickinson and Co.	17,004	2,830,316
Biogen, Inc. (a)	17,747	5,141,838
Boston Scientific Corp. (a)	108,077	2,454,429
Bristol-Myers Squibb Co.	136,012	9,752,060
C.R. Bard, Inc.	5,862	1,284,012
Cardinal Health, Inc.	26,424	2,086,175
Celgene Corp. (a)	63,565	6,707,379
Centene Corp. (a)	13,500	841,725
Cerner Corp. (a)	23,963	1,332,582
Cigna Corp.	20,611	2,640,475
DaVita HealthCare Partners, Inc. (a)	12,972	1,002,995
DENTSPLY SIRONA, Inc.	19,066	1,185,143
Edwards Lifesciences Corp. (a)	17,190	1,693,215
Eli Lilly & Co.	79,057	5,931,647
Endo International PLC (a)	18,600	294,066
Express Scripts Holding Co. (a)	51,047	3,856,601
Gilead Sciences, Inc.	111,446	9,702,489
HCA Holdings, Inc. (a)	24,500	1,911,490
Henry Schein, Inc. (a)	6,400	1,111,872
Hologic, Inc. (a)	22,100	760,461
Humana, Inc.	11,917	2,055,802
Illumina, Inc. (a)	11,800	1,708,994
Intuitive Surgical, Inc. (a)	2,952	1,873,664
Johnson & Johnson	223,141	25,145,759
Laboratory Corp. of America Holdings (a)	7,947	1,016,819
Mallinckrodt PLC (a)	10,300	652,608
McKesson Corp.	18,431	3,375,453

Security Description	Shares	Value
Medtronic PLC	114,504	$9,215,282
Merck & Co., Inc.	224,298	12,619,005
Mylan NV (a)	32,807	1,421,855
Patterson Cos., Inc.	6,459	315,264
PerkinElmer, Inc.	9,732	532,827
Perrigo Co. PLC	11,614	1,113,086
Pfizer, Inc.	489,048	16,969,966
Quest Diagnostics, Inc.	11,358	876,497
Regeneron Pharmaceuticals, Inc. (a)	6,258	2,496,504
St. Jude Medical, Inc.	22,453	1,759,417
Stryker Corp.	25,195	2,800,676
Thermo Fisher Scientific, Inc.	32,112	4,873,638
UnitedHealth Group, Inc.	77,422	10,348,999
Universal Health Services, Inc. Class B	7,800	1,051,908
Varian Medical Systems, Inc. (a)	7,531	623,492
Vertex Pharmaceuticals, Inc. (a)	19,748	1,839,526
Waters Corp. (a)	6,815	937,403
Zimmer Biomet Holdings, Inc.	14,227	1,737,259
Zoetis, Inc.	36,528	1,732,158

		217,261,247

Industrials - 9.7%
3M Co.	49,243	8,288,582
Acuity Brands, Inc.	3,600	932,544
Alaska Air Group, Inc.	10,200	677,280
Allegion PLC	7,537	509,803
American Airlines Group, Inc.	48,300	1,541,253
AMETEK, Inc.	18,401	879,936
Boeing Co.	50,624	6,386,218
C.H. Robinson Worldwide, Inc.	11,382	853,422
Caterpillar, Inc.	47,055	3,411,958
Cintas Corp.	6,922	656,206
CSX Corp.	77,059	2,036,669
Cummins, Inc.	13,644	1,561,829
Danaher Corp.	48,478	4,768,296
Deere & Co.	24,054	1,979,404
Delta Air Lines, Inc.	62,766	2,727,810
Dover Corp.	12,345	824,029
Dun & Bradstreet Corp.	2,845	361,031
Eaton Corp. PLC	36,799	2,267,922
Emerson Electric Co.	51,869	2,698,225
Equifax, Inc.	9,495	1,193,806
Expeditors International of Washington, Inc.	14,444	701,256
Fastenal Co.	23,042	1,060,623
FedEx Corp.	20,750	3,423,128
Flowserve Corp.	9,655	464,695
Fluor Corp.	10,956	578,258

See accompanying notes to schedule of investments.

4	Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

General Dynamics Corp.	23,589	$3,346,571
General Electric Co.	754,549	22,810,016
Honeywell International, Inc.	62,603	7,126,100
Illinois Tool Works, Inc.	26,371	2,796,117
Ingersoll-Rand PLC	21,316	1,424,122
Jacobs Engineering Group, Inc. (a)	9,657	489,513
JB Hunt Transport Services, Inc.	7,000	579,040
Kansas City Southern	8,604	801,032
L-3 Communications Holdings, Inc.	6,165	845,900
Lockheed Martin Corp.	21,349	5,043,274
Masco Corp.	25,939	846,649
Nielsen Holdings PLC	28,775	1,536,297
Norfolk Southern Corp.	23,968	2,014,750
Northrop Grumman Corp.	14,586	3,102,005
PACCAR, Inc.	27,935	1,557,376
Parker-Hannifin Corp.	10,814	1,241,880
Pentair PLC	14,491	872,938
Pitney Bowes, Inc.	18,021	335,731
Quanta Services, Inc. (a)	11,593	278,580
Raytheon Co.	24,136	3,129,715
Republic Services, Inc.	20,014	966,276
Robert Half International, Inc.	11,874	493,840
Rockwell Automation, Inc.	10,379	1,204,483
Rockwell Collins, Inc.	10,300	910,520
Roper Technologies, Inc.	8,035	1,374,628
Ryder System, Inc.	4,155	289,271
Snap-on, Inc.	4,572	739,841
Southwest Airlines Co.	51,227	2,176,123
Stanley Black & Decker, Inc.	12,750	1,443,045
Stericycle, Inc. (a)	6,604	647,126
Textron, Inc.	21,006	799,488
Tyco International PLC	33,536	1,429,304
Union Pacific Corp.	68,738	5,787,052
United Continental Holdings, Inc. (a)	28,600	1,289,574
United Parcel Service, Inc. Class B	56,055	5,778,710
United Rentals, Inc. (a)	7,100	494,657
United Technologies Corp.	63,227	6,359,372
Verisk Analytics, Inc. (a)	12,100	960,619
W.W. Grainger, Inc.	4,712	1,075,985
Waste Management, Inc.	33,204	2,023,784
Xylem, Inc.	14,134	631,224

		147,836,711

Information Technology - 19.7%
Accenture PLC Class A	50,982	6,065,328
Activision Blizzard, Inc.	40,200	1,578,252
Adobe Systems, Inc. (a)	40,313	4,009,934
Akamai Technologies, Inc. (a)	14,034	765,976

Security Description	Shares	Value
Alliance Data Systems Corp. (a)	4,704	$1,045,182
Alphabet, Inc. Class A (a)	23,623	17,690,083
Alphabet, Inc. Class C (a)	24,045	17,690,387
Amphenol Corp. Class A	24,480	1,437,466
Analog Devices, Inc.	24,818	1,451,853
Apple, Inc.	448,564	44,793,601
Applied Materials, Inc.	90,453	2,208,862
Autodesk, Inc. (a)	17,970	1,047,112
Automatic Data Processing, Inc.	36,965	3,247,006
Broadcom, Ltd.	30,035	4,636,203
CA, Inc.	24,759	800,211
Cisco Systems, Inc.	406,729	11,815,477
Citrix Systems, Inc. (a)	12,578	1,068,124
Cognizant Technology Solutions Corp. Class A (a)	49,127	3,018,363
Corning, Inc.	88,950	1,858,165
CSRA, Inc.	13,232	327,757
eBay, Inc. (a)	87,158	2,131,885
Electronic Arts, Inc. (a)	24,821	1,905,012
EMC Corp.	157,674	4,406,988
F5 Networks, Inc. (a)	6,159	678,722
Facebook, Inc. Class A (a)	185,607	22,051,968
Fidelity National Information Services, Inc.	23,186	1,722,024
First Solar, Inc. (a)	6,849	340,053
Fiserv, Inc. (a)	17,942	1,889,831
FLIR Systems, Inc.	11,839	368,785
Global Payments, Inc.	12,575	976,952
Harris Corp.	9,898	779,665
Hewlett Packard Enterprise Co.	138,063	2,550,024
HP, Inc.	138,563	1,853,973
Intel Corp.	381,820	12,061,694
International Business Machines Corp.	71,447	10,984,262
Intuit, Inc.	20,626	2,199,969
Juniper Networks, Inc.	27,844	651,828
KLA-Tencor Corp.	12,673	924,242
Lam Research Corp.	12,681	1,050,114
Linear Technology Corp.	20,421	966,322
MasterCard, Inc. Class A	79,749	7,647,929
Microchip Technology, Inc.	17,006	878,870
Micron Technology, Inc. (a)	84,228	1,071,380
Microsoft Corp.	639,777	33,908,181
Motorola Solutions, Inc.	12,428	860,887
NetApp, Inc.	22,643	578,076

See accompanying notes to schedule of investments.

Equity 500 Index Portfolio	5

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

NVIDIA Corp.	41,012	$1,916,081
Oracle Corp.	256,870	10,326,174
Paychex, Inc.	25,431	1,378,869
PayPal Holdings, Inc. (a)	89,958	3,399,513
Qorvo, Inc. (a)	9,800	499,506
QUALCOMM, Inc.	121,485	6,671,956
Red Hat, Inc. (a)	14,330	1,110,002
salesforce.com, Inc. (a)	51,005	4,269,628
Seagate Technology PLC	22,976	518,338
Skyworks Solutions, Inc.	15,100	1,008,076
Symantec Corp.	49,603	861,108
TE Connectivity, Ltd.	29,649	1,778,940
Teradata Corp. (a)	12,813	363,120
Texas Instruments, Inc.	81,506	4,939,264
Total System Services, Inc.	13,399	719,526
VeriSign, Inc. (a)	8,020	685,389
Visa, Inc. Class A	155,140	12,246,752
Western Digital Corp.	23,706	1,103,277
Western Union Co.	42,240	821,568
Xerox Corp.	73,992	737,700
Xilinx, Inc.	20,342	964,007
Yahoo!, Inc. (a)	70,137	2,660,998

		300,974,770

Materials - 2.7%
Air Products & Chemicals, Inc.	15,607	2,226,182
Alcoa, Inc.	111,089	1,029,795
Avery Dennison Corp.	7,818	581,503
Ball Corp.	11,258	813,953
CF Industries Holdings, Inc.	19,730	545,732
Dow Chemical Co.	90,590	4,652,702
E.I. du Pont de Nemours & Co.	70,694	4,624,095
Eastman Chemical Co.	12,072	885,602
Ecolab, Inc.	21,365	2,504,833
FMC Corp.	10,522	499,690
Freeport-McMoRan, Inc.	103,064	1,141,949
International Flavors & Fragrances, Inc.	6,480	835,920
International Paper Co.	32,508	1,370,537
LyondellBasell Industries NV Class A	27,752	2,257,903
Martin Marietta Materials, Inc.	4,955	936,693
Monsanto Co.	35,494	3,992,010
Mosaic Co.	27,716	699,275
Newmont Mining Corp.	41,673	1,350,622
Nucor Corp.	26,606	1,290,657
Owens-Illinois, Inc. (a)	13,263	250,671
PPG Industries, Inc.	21,488	2,313,828
Praxair, Inc.	22,900	2,515,794
Sealed Air Corp.	15,169	704,448
Sherwin-Williams Co.	6,287	1,830,083

Security Description	Shares	Value
Vulcan Materials Co.	10,490	$1,224,707
WestRock Co.	19,548	774,296

		41,853,480

Telecommunication Services - 2.6%
AT&T, Inc.	497,418	19,473,915
CenturyLink, Inc.	43,173	1,170,852
Frontier Communications Corp.	91,638	473,768
Level 3 Communications, Inc. (a)	23,100	1,246,245
Verizon Communications, Inc.	329,351	16,763,966

		39,128,746

Utilities - 3.2%
AES Corp.	57,259	635,002
AGL Resources, Inc.	10,502	691,032
Ameren Corp.	21,056	1,043,325
American Electric Power Co., Inc.	39,543	2,559,618
American Water Works Co., Inc.	14,200	1,052,220
CenterPoint Energy, Inc.	38,135	859,182
CMS Energy Corp.	22,101	924,264
Consolidated Edison, Inc.	23,500	1,721,610
Dominion Resources, Inc.	48,168	3,480,138
DTE Energy Co.	14,239	1,291,193
Duke Energy Corp.	55,791	4,364,530
Edison International	26,005	1,862,738
Entergy Corp.	14,200	1,078,064
Eversource Energy	26,543	1,466,235
Exelon Corp.	74,059	2,538,002
FirstEnergy Corp.	35,129	1,152,582
NextEra Energy, Inc.	37,357	4,487,323
NiSource, Inc.	27,678	660,397
NRG Energy, Inc.	30,098	493,005
PG&E Corp.	39,612	2,379,889
Pinnacle West Capital Corp.	8,756	644,354
PPL Corp.	53,956	2,079,464
Public Service Enterprise Group, Inc.	40,536	1,813,986
SCANA Corp.	11,501	804,035
Sempra Energy	18,924	2,027,139
Southern Co.	73,884	3,652,825
TECO Energy, Inc.	18,350	505,359
WEC Energy Group, Inc.	25,087	1,508,732
Xcel Energy, Inc.	40,500	1,675,485

		49,451,728

Total Common Stocks (cost $575,146,563)		1,477,743,858

See accompanying notes to schedule of investments.

6	Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Security Description	Shares	Value

Short-Term Investments - 2.0%
Money Market Fund - 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.24% (c)(d)	26,191,290	$26,191,290

Security Description	Principal Amount	Value
U.S. Government Security - 0.3%
U.S. Treasury Bill 0.10% due 09/08/2016 (e)(f)	3,860,000	$3,855,223

Total Short-Term Investments (Cost $30,046,513)		30,046,513

Total Investments - 98.7% (Cost $605,193,076) (g)		1,507,790,371

Other Assets in Excess of Liabilities - 1.3%		20,385,309

Net Assets - 100.0%		$1,528,175,680

(a)	Non-income producing security.
(b)	Affiliated issuer (see accompanying notes to schedule of investments).
(c)	The rate shown is the annualized seven-day yield at May 31, 2016.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. (see accompanying notes to schedule of investments).
(e)	All or part of this security has been designated as collateral for futures contracts.
(f)	Rate represents annualized yield at date of purchase.
(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2016 was $919,473,987 and $16,876,692, respectively, resulting in net unrealized appreciation of investments of $902,597,295.

REIT - Real Estate Investment Trust

At May 31, 2016, open futures contracts purchased were as follows:

Futures Contracts	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long)	06/17/2016	340	$35,613,300	$1,314,452

During the period ended May 31, 2016, average notional value related to futures contracts was $38,535,846.

See accompanying notes to schedule of investments.

Equity 500 Index Portfolio	7

State Street Equity 500 Index Portfolio

Schedule of Investments, continued — May 31, 2016 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Assets:

Investments:
Common Stocks
Consumer Discretionary	$186,151,061	$—	$—	$186,151,061
Consumer Staples	149,151,503	—	—	149,151,503
Energy	105,455,910	—	—	105,455,910
Financials	240,478,702	—	—	240,478,702
Health Care	217,261,247	—	—	217,261,247
Industrials	147,836,711	—	—	147,836,711
Information Technology	300,974,770	—	—	300,974,770
Materials	41,853,480	—	—	41,853,480
Telecommunication Services	39,128,746	—	—	39,128,746
Utilities	49,451,728	—	—	49,451,728
Short-Term Investments
Money Market Fund	26,191,290	—	—	26,191,290
U.S. Government Security	—	3,855,223	—	3,855,223

Total Investments	$1,503,935,148	$3,855,223	$—	$1,507,790,371

Other Financial Instruments:
Futures Contracts (a)	1,314,452	—	—	1,314,452

Total Investments and Other Financial Instruments	$1,505,249,600	$3,855,223	$—	$1,509,104,823

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedule of investments.

8	Equity 500 Index Portfolio

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments — May 31, 2016 (Unaudited)

Security Valuation

The Portfolio’s investments are valued at fair value each day that the Portfolio’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Portfolio’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value the Portfolio’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit. Money market funds generally value portfolio investments using the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”) and in accordance with their procedures to stabilize net asset value.

•

Debt obligations (both governmental and non-governmental) purchased with greater than sixty days to maturity and not investment grade are valued at last reported evaluated bid prices obtained from independent pricing services or brokers. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•

Exchange-traded futures contracts are valued at the settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Fair value pricing could result in a difference between the prices used to calculate the Portfolio’s net asset value and the prices used by the Portfolio’s underlying index, which in turn could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s underlying index. Various inputs are used in determining the value of the Portfolio’s investments. These inputs are categorized into a hierarchy consisting of three broad levels for financial reporting purposes.

The Portfolio values its assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or

9

State Street Equity 500 Index Portfolio

Notes to Schedule of Investments, continued — May 31, 2016 (Unaudited)

liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended May 31, 2016.

Futures

The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index.

The risk of loss in trading futures contracts in some strategies is potentially unlimited. Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended May 31, 2016, the Portfolio entered into futures contracts for cash equalization and return enhancement.

Transactions with Affiliates

The Portfolio invested in an affiliated company, State Street Corp. The Portfolio also invested in the State Street Institutional U.S. Government Money Market Fund. Amounts relating to these investments at May 31, 2016, and for the period then ended are:

	Number of Shares Held at 12/31/15	Value At 12/31/15	Purchased		Sold		Number of Shares Held at 5/31/16	Value at 5/31/16	Income Earned for the Period Ended 5/31/16	Realized Gain (Loss)
Security Description			Cost	Shares	Proceeds	Shares
State Street Corp.	34,247	2,272,631	$136,133	2,400	$272,338	4,500	32,147	$2,027,190	$12,460	$(36,928)
State Street Institutional U.S. Government Money Market Fund, Premier Class	32,967,587	32,967,587	114,684,724	114,684,724	121,461,021	121,461,021	26,191,290	26,191,290	28,368	—

10

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: July 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: July 19, 2016